UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Balanced Fund -
Class A, Class T, Class B
and Class C

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.26%	0.57%	0.62%
Class T (incl. 3.50% sales charge)	3.56%	0.83%	0.63%
Class B (incl. contingent deferred sales charge) A	1.66%	0.63%	0.65%
Class C (incl. contingent deferred sales charge) B	5.69%	0.98%	0.43%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Balanced Fund - Class A on August 31, 2000, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks delivered positive returns for the year ending August 31, 2010, despite volatility and risk aversion during the second half of the period. An impressive bull run continued through 2009, but early in the new year stocks fell sharply amid concerns about the global economic recovery. After this brief dip, markets regained their upward momentum due to government stimulus, encouraging corporate earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, but heightened concern about the European debt crisis sparked an abrupt sell-off in May. Although the market's malaise continued through June, stocks saw solid gains in July, and then retreated again in August. For the full 12 months, the Dow Jones Industrial AverageSM rose 8.39%, while the S&P 500® Index was up 4.91% and the technology-laden Nasdaq Composite® Index returned 6.17%. Fixed-income markets performed well, largely bolstered by investors' flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the investment-grade debt universe, gained 9.18%. As a result of investors' thirst for yield, high-yield bonds were among the strongest-performing asset classes during the period, with The BofA Merrill Lynch US High Yield Constrained IndexSM rising 21.92%.

Comments from Robert Stansky, Head of Fidelity's Multi-Manager Group, which manages Fidelity AdvisorSM Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 7.44%, 7.32%, 6.66% and 6.69%, respectively (excluding sales charges), compared with 7.00% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Capital index, using weightings of 60% and 40%, respectively. Contributions came from the equity and investment-grade bond subportfolios and an out-of-index stake in high-yield bonds. Strong security selection in investment-grade bonds and several equity sectors - technology, telecom and health care - more than offset the negative impact of our equity market selection, most notably in technology and financials. Top individual contributors included underweighting Exxon Mobil stock, which fell during the period, as well as SanDisk, a maker of flash memory. Detractors included a lower-than-index stake in Apple shares, which rose on a string of successful product launches. Overweighting semiconductor firm Applied Materials hurt, as did underweighting Verizon Communications. The investment-grade bond subportfolio easily outpaced its benchmark, fueled by an emphasis on higher-yielding spread sectors such as corporate bonds.

Comments from Robert Stansky, Head of Fidelity's Multi-Manager Group, which manages Fidelity AdvisorSM Balanced Fund: For the year, the fund's Institutional Class shares returned 7.81%, compared with 7.00% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Capital index, using weightings of 60% and 40%, respectively. Contributions came from the equity and investment-grade bond subportfolios and an out-of-index stake in high-yield bonds. Strong security selection in investment-grade bonds and several equity sectors - technology, telecom and health care - more than offset the negative impact of our equity market selection, most notably in technology and financials. Top individual contributors included underweighting Exxon Mobil stock, which fell during the period, as well as SanDisk, a maker of flash memory. Detractors included a lower-than-index stake in Apple shares, which rose on a string of successful product launches. Overweighting semiconductor firm Applied Materials hurt, as did underweighting Verizon Communications. The investment-grade bond subportfolio easily outpaced its benchmark, fueled by an emphasis on higher-yielding spread sectors such as corporate bonds.

Annual Report

Note to shareholders: Nathan Strik became Co-Manager of the fund's energy sector investments on January 11, 2010.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.00%
Actual		$ 1,000.00	$ 1,001.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.21%
Actual		$ 1,000.00	$ 1,001.50	$ 6.10
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class B	1.79%
Actual		$ 1,000.00	$ 998.40	$ 9.02
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Class C	1.75%
Actual		$ 1,000.00	$ 998.20	$ 8.81
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,004.10	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	0.2
Microsoft Corp.	1.1	1.8
JPMorgan Chase & Co.	1.0	1.4
The Coca-Cola Co.	1.0	0.6
General Electric Co.	1.0	0.8
	5.8
Top Five Bond Issuers as of August 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.1	10.8
Fannie Mae	10.7	10.9
Government National Mortgage Association	1.9	1.7
Freddie Mac	1.1	2.2
Wachovia Bank Commercial Mortgage Trust	0.5	0.6
	27.3
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.9	14.0
Information Technology	10.9	11.2
Energy	7.6	7.8
Consumer Discretionary	7.4	6.9
Consumer Staples	7.0	7.3
Asset Allocation (% of fund's net assets)
As of August 31, 2010*	As of February 28, 2010**
Stocks and Equity Futures 56.7%	Stocks and Equity Futures 58.8%
Bonds 43.5%	Bonds 42.8%
Other Government Related† 0.2%	Other Government Related† 0.2%
Convertible Securities 0.0%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (0.7)%	Short-Term Investments and Net Other Assets*** (2.2)%

* Foreign investments	10.0%	** Foreign investments	10.2%
† Includes FDIC Guaranteed Corporate Securities
*** Short-term Investments and Net Other Assets are not included in the pie chart
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Common Stocks - 56.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
Johnson Controls, Inc.	60,700	$ 1,610
TRW Automotive Holdings Corp. (a)	16,575	576
		2,186
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	54,500	314
Daimler AG (United States) (a)	12,800	617
Ford Motor Co. (a)	158,915	1,794
Harley-Davidson, Inc.	35,400	861
Toyota Motor Corp. sponsored ADR	6,600	448
		4,034
Distributors - 0.1%
Li & Fung Ltd.	133,000	674
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	16,000	660
Las Vegas Sands Corp. (a)	28,400	805
Marriott International, Inc. Class A	33,600	1,076
McDonald's Corp.	72,000	5,260
Royal Caribbean Cruises Ltd. (a)	20,400	501
Starwood Hotels & Resorts Worldwide, Inc.	30,200	1,411
Yum! Brands, Inc.	7,100	296
		10,009
Household Durables - 0.2%
D.R. Horton, Inc.	53,000	544
M.D.C. Holdings, Inc.	19,169	510
Stanley Black & Decker, Inc.	14,396	772
		1,826
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	17,517	2,187
Expedia, Inc.	74,822	1,710
Rakuten, Inc.	445	337
		4,234
Leisure Equipment & Products - 0.1%
Brunswick Corp.	24,774	315
Eastman Kodak Co. (a)	59,300	207
		522
Media - 1.8%
DIRECTV (a)	82,300	3,121
DreamWorks Animation SKG, Inc. Class A (a)	15,526	460
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	10,544	$ 276
Liberty Global, Inc. Class A (a)	24,700	680
Naspers Ltd. Class N	8,500	343
The Walt Disney Co.	151,300	4,931
Time Warner Cable, Inc.	38,376	1,981
Time Warner, Inc.	98,453	2,952
Viacom, Inc. Class B (non-vtg.)	65,344	2,053
		16,797
Multiline Retail - 0.3%
Target Corp.	54,800	2,804
Specialty Retail - 1.2%
Best Buy Co., Inc.	35,517	1,115
Hengdeli Holdings Ltd.	796,000	370
Home Depot, Inc.	126,600	3,521
Inditex SA	11,688	780
Lowe's Companies, Inc.	121,900	2,475
Ross Stores, Inc.	9,379	465
Sally Beauty Holdings, Inc. (a)	73,100	631
Tiffany & Co., Inc.	14,600	579
TJX Companies, Inc.	28,200	1,119
Urban Outfitters, Inc. (a)	16,300	494
		11,549
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	4,541	528
Ports Design Ltd.	69,000	168
Trinity Ltd.	318,000	252
		948
TOTAL CONSUMER DISCRETIONARY		55,583
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	30,383	1,581
Coca-Cola Bottling Co. Consolidated	6,718	334
Coca-Cola FEMSA SAB de CV sponsored ADR	4,462	335
Coca-Cola Icecek AS	16,333	171
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,034	336
Constellation Brands, Inc. Class A (sub. vtg.) (a)	112,058	1,867
Diageo PLC sponsored ADR	24,758	1,622
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Embotelladora Andina SA sponsored ADR	12,051	$ 329
Molson Coors Brewing Co. Class B	44,593	1,942
PepsiCo, Inc.	69,607	4,467
The Coca-Cola Co.	168,430	9,419
		22,403
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	17,023	714
CVS Caremark Corp.	97,459	2,631
Kroger Co.	97,649	1,927
Safeway, Inc.	11,145	210
Wal-Mart Stores, Inc.	68,197	3,419
Walgreen Co.	120,492	3,239
		12,140
Food Products - 0.7%
Archer Daniels Midland Co.	37,833	1,164
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	158,000	72
Bunge Ltd.	6,295	334
Dean Foods Co. (a)	105,520	1,079
Green Mountain Coffee Roasters, Inc. (a)	16,960	523
Nestle SA	28,687	1,486
Unilever NV unit	57,068	1,529
Viterra, Inc. (a)	21,000	165
		6,352
Household Products - 1.0%
Colgate-Palmolive Co.	11,305	835
Energizer Holdings, Inc. (a)	8,049	507
Procter & Gamble Co.	140,268	8,370
		9,712
Personal Products - 0.3%
Avon Products, Inc.	86,990	2,531
Tobacco - 0.8%
Altria Group, Inc.	96,818	2,161
British American Tobacco PLC sponsored ADR	46,427	3,154
Philip Morris International, Inc.	48,087	2,474
Souza Cruz Industria Comerico	3,850	180
		7,969
TOTAL CONSUMER STAPLES		61,107
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.2%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	113,960	$ 4,283
Cameron International Corp. (a)	20,304	747
Ensco International Ltd. ADR	23,466	965
Halliburton Co.	175,592	4,953
National Oilwell Varco, Inc.	14,088	530
Noble Corp.	43,443	1,352
Oceaneering International, Inc. (a)	11,600	580
Pride International, Inc. (a)	30,240	712
Saipem SpA	15,498	543
Schlumberger Ltd.	11,600	619
Transocean Ltd. (a)	15,801	804
Vantage Drilling Co. (a)	70,900	96
Weatherford International Ltd. (a)	31,196	465
		16,649
Oil, Gas & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc. (a)	26,400	980
Anadarko Petroleum Corp.	27,792	1,278
Apache Corp.	23,750	2,134
BG Group PLC	46,209	744
BP PLC	42,500	245
BP PLC sponsored ADR	50,180	1,748
Chevron Corp.	68,662	5,092
Cimarex Energy Co.	3,300	216
Concho Resources, Inc. (a)	10,938	639
Concho Resources, Inc. (a)(p)	5,751	302
Denbury Resources, Inc. (a)	107,950	1,591
Ellora Energy, Inc. (a)(f)	106,700	73
Exxon Mobil Corp.	103,561	6,127
Falkland Oil & Gas Ltd. (a)	47,000	87
Frontier Oil Corp.	19,400	227
Imperial Oil Ltd.	6,000	221
InterOil Corp. (a)	5,800	341
Marathon Oil Corp.	79,516	2,424
Mariner Energy, Inc. (a)	6,900	158
Massey Energy Co.	20,400	587
Niko Resources Ltd.	1,600	158
Occidental Petroleum Corp.	34,569	2,526
OPTI Canada, Inc. (a)	37,700	36
Peabody Energy Corp.	5,700	244
Petrobank Energy & Resources Ltd. (a)	24,300	843
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	43,865	$ 663
Plains Exploration & Production Co. (a)	42,625	1,018
Rodinia Oil Corp.	22,000	16
Royal Dutch Shell PLC Class B ADR	77,700	3,988
Southwestern Energy Co. (a)	66,130	2,164
Suncor Energy, Inc.	68,780	2,084
Talisman Energy, Inc.	101,600	1,598
Whiting Petroleum Corp. (a)	17,558	1,490
		42,042
TOTAL ENERGY		58,691
FINANCIALS - 8.5%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	36,543	1,593
Charles Schwab Corp.	52,750	673
Evercore Partners, Inc. Class A	6,500	159
Franklin Resources, Inc.	11,191	1,080
Invesco Ltd.	52,962	959
MF Global Holdings Ltd. (a)	70,700	467
Morgan Stanley	176,075	4,347
State Street Corp.	118,139	4,144
TD Ameritrade Holding Corp. (a)	22,700	332
UBS AG (a)	65,180	1,094
		14,848
Commercial Banks - 2.2%
Banco Macro SA sponsored ADR	6,466	244
BB&T Corp.	19,663	435
CIT Group, Inc. (a)	10,100	370
DnB NOR ASA	26,136	289
Fifth Third Bancorp	52,387	579
FirstMerit Corp.	41,097	711
HDFC Bank Ltd.	7,881	359
Huntington Bancshares, Inc.	187,046	989
Industrial & Commercial Bank of China Ltd. (H Shares)	469,000	341
KeyCorp	52,470	387
PNC Financial Services Group, Inc.	72,511	3,695
PT Bank Rakyat Indonesia Tbk	289,000	297
Regions Financial Corp.	109,689	705
Shinhan Financial Group Co. Ltd.	7,810	299
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Bank Group Ltd.	11,000	$ 156
Standard Chartered PLC (United Kingdom)	16,039	430
SunTrust Banks, Inc.	50,750	1,141
Synovus Financial Corp.	116,500	240
Turkiye Garanti Bankasi AS	161,000	780
U.S. Bancorp, Delaware	122,073	2,539
Wells Fargo & Co.	248,012	5,841
		20,827
Consumer Finance - 0.7%
American Express Co.	65,183	2,599
Capital One Financial Corp.	64,323	2,435
Discover Financial Services	91,041	1,321
Promise Co. Ltd.	60,050	471
		6,826
Diversified Financial Services - 2.0%
African Bank Investments Ltd.	142,000	624
Citigroup, Inc. (a)	2,114,587	7,866
JPMorgan Chase & Co.	263,868	9,594
NBH Holdings Corp. Class A (a)(f)	28,500	556
		18,640
Insurance - 1.0%
CNO Financial Group, Inc. (a)	137,757	652
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	119
First American Financial Corp.	12,974	192
Genworth Financial, Inc. Class A (a)	42,700	462
Marsh & McLennan Companies, Inc.	80,446	1,908
MetLife, Inc.	121,074	4,552
Protective Life Corp.	32,000	598
Unum Group	42,700	856
		9,339
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.	8,200	863
Boston Properties, Inc.	10,537	858
ProLogis Trust	132,634	1,439
Public Storage	20,935	2,052
The Macerich Co.	27,000	1,118
U-Store-It Trust	53,345	427
		6,757
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	49,300	$ 771
Forest City Enterprises, Inc. Class A (a)	20,117	227
Indiabulls Real Estate Ltd. (a)	175,574	625
		1,623
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	26,421	353
Ocwen Financial Corp. (a)	69,800	634
Washington Mutual, Inc.	130,000	26
		1,013
TOTAL FINANCIALS		79,873
HEALTH CARE - 6.5%
Biotechnology - 1.2%
Acorda Therapeutics, Inc. (a)	8,700	262
AMAG Pharmaceuticals, Inc. (a)	12,600	318
Amgen, Inc. (a)	27,820	1,420
AVEO Pharmaceuticals, Inc.	18,539	162
Biogen Idec, Inc. (a)	38,500	2,071
BioMarin Pharmaceutical, Inc. (a)	39,605	804
Genzyme Corp. (a)	44,428	3,115
Gilead Sciences, Inc. (a)	89,008	2,836
Human Genome Sciences, Inc. (a)	14,100	410
		11,398
Health Care Equipment & Supplies - 0.8%
American Medical Systems Holdings, Inc. (a)	23,397	426
C. R. Bard, Inc.	11,262	865
Covidien PLC	45,541	1,609
Edwards Lifesciences Corp. (a)	37,136	2,138
Mako Surgical Corp. (a)	42,311	442
Quidel Corp. (a)	47,670	576
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	54,000	269
Stryker Corp.	16,258	702
William Demant Holding AS (a)	12,206	828
		7,855
Health Care Providers & Services - 1.4%
CIGNA Corp.	46,839	1,509
Diagnosticos da America SA	36,400	385
Express Scripts, Inc. (a)	49,448	2,106
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	39,800	$ 2,101
McKesson Corp.	32,115	1,864
Medco Health Solutions, Inc. (a)	40,558	1,763
UnitedHealth Group, Inc.	95,369	3,025
		12,753
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	24,000	401
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	27,368	1,174
Life Technologies Corp. (a)	12,575	538
Lonza Group AG	7,397	614
QIAGEN NV (a)	22,454	400
		2,726
Pharmaceuticals - 2.7%
Abbott Laboratories	46,778	2,308
Allergan, Inc.	38,652	2,374
Biovail Corp. (e)	48,300	1,105
Johnson & Johnson	33,077	1,886
Lupin Ltd.	23,355	177
Merck & Co., Inc.	225,011	7,911
Novo Nordisk AS Series B	16,403	1,402
Perrigo Co.	4,456	254
Pfizer, Inc.	359,582	5,728
Shire PLC sponsored ADR	31,033	2,008
Valeant Pharmaceuticals International (a)	9,800	565
		25,718
TOTAL HEALTH CARE		60,851
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.2%
Goodrich Corp.	29,262	2,004
Precision Castparts Corp.	5,082	575
Raytheon Co.	41,972	1,843
The Boeing Co.	45,900	2,806
United Technologies Corp.	62,067	4,047
		11,275
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	12,942	$ 841
United Parcel Service, Inc. Class B	32,000	2,042
		2,883
Airlines - 0.1%
Southwest Airlines Co.	93,421	1,032
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	11,444	450
Owens Corning (a)	22,344	608
		1,058
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	25,400	748
Stericycle, Inc. (a)	19,178	1,256
		2,004
Construction & Engineering - 0.1%
Fluor Corp.	24,800	1,108
Granite Construction, Inc.	9,116	201
		1,309
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	32,120	1,352
Regal-Beloit Corp.	26,265	1,453
Saft Groupe SA	14,049	443
		3,248
Industrial Conglomerates - 1.2%
3M Co.	15,000	1,178
General Electric Co.	622,463	9,013
Tyco International Ltd.	31,300	1,167
		11,358
Machinery - 1.7%
Caterpillar, Inc.	53,668	3,497
Cummins, Inc.	38,929	2,897
Danaher Corp.	71,448	2,596
Deere & Co.	44,600	2,822
Dover Corp.	11,600	519
Ingersoll-Rand Co. Ltd.	34,800	1,132
Navistar International Corp. (a)	29,700	1,244
NSK Ltd.	26,000	155
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	17,400	$ 713
Vallourec SA	6,734	579
		16,154
Road & Rail - 0.7%
CSX Corp.	54,170	2,703
Union Pacific Corp.	51,700	3,771
		6,474
TOTAL INDUSTRIALS		56,795
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.2%
Aruba Networks, Inc. (a)(e)	87,598	1,609
Ciena Corp. (a)(e)	70,726	882
Meru Networks, Inc. (a)	20,799	266
Motorola, Inc. (a)	21,526	162
QUALCOMM, Inc.	218,242	8,361
ViaSat, Inc. (a)	9,023	315
		11,595
Computers & Peripherals - 2.3%
A-DATA Technology Co. Ltd.	41,000	55
Apple, Inc. (a)	65,350	15,904
EMC Corp. (a)	94,818	1,729
SanDisk Corp. (a)	108,568	3,609
Seagate Technology (a)	79,940	810
		22,107
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. (a)	32,216	869
Internet Software & Services - 0.7%
Alibaba.com Ltd.	7,500	15
eBay, Inc. (a)	124,714	2,898
WebMD Health Corp. (a)	67,304	3,428
Yahoo!, Inc. (a)	29,527	386
		6,727
IT Services - 0.1%
CoreLogic, Inc. (a)	16,726	289
Heartland Payment Systems, Inc.	10,444	148
		437
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.0%
Amkor Technology, Inc. (a)	24,700	$ 125
Analog Devices, Inc.	128,288	3,577
Applied Materials, Inc.	512,122	5,321
Applied Micro Circuits Corp. (a)	25,024	270
ASAT Holdings Ltd. (a)	6,352	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV	224,111	5,542
ATMI, Inc. (a)	52,770	674
Avago Technologies Ltd.	34,773	701
Broadcom Corp. Class A	89,236	2,674
Brooks Automation, Inc. (a)	103,872	704
First Solar, Inc. (a)(e)	32,582	4,166
Inotera Memories, Inc. (a)	2,878,205	1,387
JA Solar Holdings Co. Ltd. ADR (a)	212,682	1,310
KLA-Tencor Corp.	42,638	1,194
Kulicke & Soffa Industries, Inc. (a)	26,318	151
Lam Research Corp. (a)	103,400	3,734
Marvell Technology Group Ltd. (a)	116,416	1,856
Micron Technology, Inc. (a)	779,900	5,042
Nanya Technology Corp. (a)	1,063,000	607
Photronics, Inc. (a)	65,921	283
RF Micro Devices, Inc. (a)	5,700	28
Samsung Electronics Co. Ltd.	7,390	4,660
Skyworks Solutions, Inc. (a)	15,000	268
Solarfun Power Holdings Co. Ltd. ADR (a)	101,714	1,066
Varian Semiconductor Equipment Associates, Inc. (a)	59,404	1,474
		46,814
Software - 1.2%
Check Point Software Technologies Ltd. (a)	7,136	249
Citrix Systems, Inc. (a)	8,456	490
Microsoft Corp.	444,311	10,432
Nuance Communications, Inc. (a)	27,000	396
		11,567
TOTAL INFORMATION TECHNOLOGY		100,116
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	7,496	555
Albemarle Corp.	17,299	694
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	3,121	$ 289
Clariant AG (Reg.) (a)	26,757	344
Dow Chemical Co.	58,956	1,437
E.I. du Pont de Nemours & Co.	29,200	1,190
Ecolab, Inc.	13,600	645
LyondellBasell Industries NV:
Class A (a)	6,205	127
Class B (a)	5,405	111
Monsanto Co.	36,582	1,926
Praxair, Inc.	18,500	1,592
Solutia, Inc. (a)	46,380	628
The Mosaic Co.	10,054	590
Wacker Chemie AG	3,100	470
		10,598
Construction Materials - 0.0%
HeidelbergCement AG	4,736	190
Containers & Packaging - 0.2%
Ball Corp.	10,300	578
Crown Holdings, Inc. (a)	15,312	427
Owens-Illinois, Inc. (a)	21,100	529
Rexam PLC	35,747	166
		1,700
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	48,688	2,059
Carpenter Technology Corp.	12,000	372
Freeport-McMoRan Copper & Gold, Inc.	27,242	1,961
Globe Specialty Metals, Inc. (a)	37,400	409
Ivanhoe Mines Ltd. (a)	15,100	269
Pan American Silver Corp.	4,900	121
POSCO	1,165	472
Reliance Steel & Aluminum Co.	10,900	406
Walter Energy, Inc.	5,200	375
		6,444
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	19,900	312
TOTAL MATERIALS		19,244
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	1,127,469	$ 6,370
Verizon Communications, Inc.	144,894	4,276
		10,646
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	97,064	4,548
Clearwire Corp. Class A (a)	202,926	1,301
NII Holdings, Inc. (a)	8,929	324
Sprint Nextel Corp. (a)	246,224	1,005
Vodafone Group PLC	237,000	569
		7,747
TOTAL TELECOMMUNICATION SERVICES		18,393
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	50,004	1,771
Edison International	18,857	636
Entergy Corp.	11,598	914
NextEra Energy, Inc.	80,427	4,321
PPL Corp.	88,534	2,405
		10,047
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	44,300	454
Multi-Utilities - 1.2%
CMS Energy Corp.	88,789	1,554
National Grid PLC	77,513	653
PG&E Corp.	67,666	3,164
Public Service Enterprise Group, Inc.	74,166	2,370
Sempra Energy	56,530	2,879
TECO Energy, Inc.	18,692	316
		10,936
TOTAL UTILITIES		21,437
TOTAL COMMON STOCKS (Cost $510,634)		532,090
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	$ 0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	6,300	293
Volkswagen AG	5,664	564
TOTAL NON-CONVERTIBLE PREFERRED STOCKS		857
TOTAL PREFERRED STOCKS (Cost $938)		857
Nonconvertible Bonds - 7.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.875% 1/15/36	$ 101	102
6.375% 6/15/14	1,109	1,255
		1,357
Media - 0.7%
AOL Time Warner, Inc. 7.625% 4/15/31	500	624
Comcast Corp.:
5.7% 5/15/18	500	570
6.4% 3/1/40	487	556
6.45% 3/15/37	238	271
Discovery Communications LLC:
3.7% 6/1/15	251	264
6.35% 6/1/40	236	267
NBC Universal, Inc.:
3.65% 4/30/15 (f)	114	120
5.15% 4/30/20 (f)	431	464
6.4% 4/30/40 (f)	309	347
News America Holdings, Inc. 7.75% 12/1/45	510	665
News America, Inc. 6.15% 3/1/37	235	258
Time Warner Cable, Inc.:
5.85% 5/1/17	363	414
6.75% 7/1/18	430	513
Time Warner, Inc. 6.5% 11/15/36	232	262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 757	$ 819
6.125% 10/5/17	150	176
6.75% 10/5/37	105	125
		6,715
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	260	273
TOTAL CONSUMER DISCRETIONARY		8,345
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	319	358
7.75% 1/15/19 (f)	500	641
		999
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (m)	578	530
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	430
6.125% 2/1/18	416	487
6.5% 8/11/17	326	389
		1,306
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	930	1,231
Philip Morris International, Inc. 4.875% 5/16/13	291	318
Reynolds American, Inc. 7.25% 6/15/37	437	466
		2,015
TOTAL CONSUMER STAPLES		4,850
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (f)	324	350
Weatherford International Ltd. 7% 3/15/38	245	273
		623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 322	$ 319
Apache Corp. 5.1% 9/1/40	302	312
Cenovus Energy, Inc. 6.75% 11/15/39	120	147
Duke Energy Field Services 6.45% 11/3/36 (f)	375	417
Kinder Morgan Energy Partners LP 6.55% 9/15/40	118	132
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)	330	352
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	136	156
6.85% 1/15/40 (f)	510	634
Nakilat, Inc. 6.067% 12/31/33 (f)	515	567
Nexen, Inc.:
5.05% 11/20/13	757	821
5.875% 3/10/35	355	371
6.4% 5/15/37	290	319
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	257
Pemex Project Funding Master Trust 1.1363% 12/3/12 (f)(m)	200	199
Petro-Canada:
6.05% 5/15/18	150	175
6.8% 5/15/38	395	476
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	230	247
6.875% 1/20/40	603	662
7.875% 3/15/19	389	476
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	199	207
6.125% 1/15/17	205	229
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	263
5.5% 9/30/14 (f)	250	276
6.332% 9/30/27 (f)	380	442
6.75% 9/30/19 (f)	250	298
Suncor Energy, Inc. 6.1% 6/1/18	385	450
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	385
TransCanada PipeLines Ltd. 3.4% 6/1/15	98	104
		9,693
TOTAL ENERGY		10,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 3.9%
Capital Markets - 0.8%
BlackRock, Inc. 6.25% 9/15/17	$ 278	$ 327
Goldman Sachs Group, Inc.:
3.7% 8/1/15	292	296
5.625% 1/15/17	500	524
6.75% 10/1/37	187	191
7.5% 2/15/19	849	991
JPMorgan Chase Capital XX 6.55% 9/29/36	235	234
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,022
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	123	131
6.4% 8/28/17	47	51
6.875% 4/25/18	83	91
Morgan Stanley:
4.75% 4/1/14	220	227
5.45% 1/9/17	100	105
6% 5/13/14	2,100	2,289
6.625% 4/1/18	600	660
UBS AG Stamford Branch 5.75% 4/25/18	175	197
		7,336
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	800	820
Barclays Bank PLC 5% 9/22/16	270	293
Credit Suisse New York Branch:
5% 5/15/13	243	263
6% 2/15/18	610	665
Discover Bank 8.7% 11/18/19	445	526
Fifth Third Bancorp 8.25% 3/1/38	70	83
HBOS PLC 6.75% 5/21/18 (f)	180	176
HSBC Holdings PLC 6.5% 9/15/37	575	664
JPMorgan Chase Bank 6% 10/1/17	250	282
KeyBank NA 5.8% 7/1/14	322	352
KeyBank NA, Cleveland 5.45% 3/3/16	294	314
Marshall & Ilsley Bank 5.25% 9/4/12	110	112
PNC Funding Corp. 3.625% 2/8/15	107	112
Regions Bank 6.45% 6/26/37	321	284
Regions Financial Corp.:
5.75% 6/15/15	73	74
7.75% 11/10/14	222	239
Standard Chartered Bank 6.4% 9/26/17 (f)	142	159
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6.6% 1/15/38	$ 1,000	$ 1,136
Wells Fargo & Co. 3.625% 4/15/15	378	396
		6,950
Consumer Finance - 0.5%
Capital One Bank USA NA 8.8% 7/15/19	257	326
Capital One Financial Corp. 5.7% 9/15/11	193	201
Discover Financial Services 6.45% 6/12/17	1,000	1,067
General Electric Capital Corp.:
3.5% 6/29/15	377	390
5.625% 9/15/17	325	359
5.9% 5/13/14	623	704
6% 8/7/19	1,000	1,125
6.375% 11/15/67 (m)	500	480
		4,652
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	620	656
Citigroup, Inc.:
4.75% 5/19/15	1,072	1,104
5.375% 8/9/20	372	376
5.5% 4/11/13	120	127
6.125% 5/15/18	877	947
6.5% 8/19/13	87	95
International Lease Finance Corp. 5.65% 6/1/14	590	547
JPMorgan Chase & Co. 4.95% 3/25/20	661	699
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)	220	276
TECO Finance, Inc.:
4% 3/15/16	96	100
5.15% 3/15/20	138	151
Volkswagen International Finance NV 4% 8/12/20 (f)	191	198
		5,276
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	264	307
American International Group, Inc. 8.175% 5/15/68 (m)	305	262
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	281	400
MetLife, Inc.:
2.375% 2/6/14	201	202
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 143
5.875% 2/6/41	106	116
6.75% 6/1/16	290	342
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	283
New York Life Insurance Co. 6.75% 11/15/39 (f)	158	202
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	190	224
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	274	353
Pacific LifeCorp 6% 2/10/20 (f)	212	229
Prudential Financial, Inc.:
3.625% 9/17/12	500	519
4.75% 9/17/15	500	536
6.2% 1/15/15	50	56
7.375% 6/15/19	120	146
The Chubb Corp. 5.75% 5/15/18	160	185
		4,505
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.:
5.375% 10/15/12	70	70
7.5% 4/1/17	174	175
Equity One, Inc. 6.25% 12/15/14	918	983
Federal Realty Investment Trust 5.9% 4/1/20	93	104
UDR, Inc. 5.5% 4/1/14	498	533
		1,865
Real Estate Management & Development - 0.5%
BioMed Realty LP 6.125% 4/15/20 (f)	124	134
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,013
5.75% 4/1/12	24	25
Digital Realty Trust LP 4.5% 7/15/15 (f)	172	174
Duke Realty LP:
5.4% 8/15/14	216	228
5.95% 2/15/17	57	61
6.25% 5/15/13	283	306
6.5% 1/15/18	285	312
8.25% 8/15/19	125	147
ERP Operating LP:
4.75% 7/15/20	235	246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.375% 8/1/16	$ 117	$ 129
5.5% 10/1/12	138	149
5.75% 6/15/17	466	526
Liberty Property LP 6.625% 10/1/17	262	300
Simon Property Group LP:
4.2% 2/1/15	138	147
6.75% 2/1/40	233	278
Tanger Properties LP 6.125% 6/1/20	157	173
		4,348
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	20	20
5.625% 7/1/20	370	381
5.65% 5/1/18	442	460
6.5% 8/1/16	300	335
First Niagara Financial Group, Inc. 6.75% 3/19/20	270	296
		1,492
TOTAL FINANCIALS		36,424
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Express Scripts, Inc.:
5.25% 6/15/12	267	285
6.25% 6/15/14	98	113
		398
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	309	362
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	475
TOTAL INDUSTRIALS		837
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6% 10/1/12	757	819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	$ 350	$ 369
7.6% 5/15/14	473	551
		920
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	257
Rio Tinto Finance (USA) Ltd. 6.5% 7/15/18	42	50
United States Steel Corp. 6.65% 6/1/37	261	230
Vale Overseas Ltd. 6.25% 1/23/17	485	544
		1,081
TOTAL MATERIALS		2,001
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.5% 8/15/15	900	910
6.3% 1/15/38	548	629
BellSouth Capital Funding Corp. 7.875% 2/15/30	72	91
CenturyTel, Inc. 7.6% 9/15/39	268	261
Sprint Capital Corp. 6.875% 11/15/28	1,149	959
Telecom Italia Capital SA:
4.95% 9/30/14	757	796
5.25% 10/1/15	20	21
7.2% 7/18/36	375	404
Telefonica Emisiones SAU 5.134% 4/27/20	380	410
Verizon Communications, Inc.:
6.25% 4/1/37	187	214
6.9% 4/15/38	260	322
		5,017
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	345	373
5.875% 10/1/19	428	480
6.35% 3/15/40	131	145
Sprint Nextel Corp. 6% 12/1/16	105	98
		1,096
TOTAL TELECOMMUNICATION SERVICES		6,113
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.5%
Electric Utilities - 0.2%
Commonwealth Edison Co. 5.4% 12/15/11	$ 258	$ 272
EDP Finance BV:
4.9% 10/1/19 (f)	100	93
6% 2/2/18 (f)	380	381
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	134	142
Illinois Power Co. 6.125% 11/15/17	165	190
Nevada Power Co. 6.5% 5/15/18	165	198
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	235	220
Progress Energy, Inc. 6% 12/1/39	368	421
		2,015
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	310	355
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	155
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	309
6.5% 9/15/37	181	220
National Grid PLC 6.3% 8/1/16	174	204
NiSource Finance Corp.:
5.45% 9/15/20	148	159
6.8% 1/15/19	677	798
San Diego Gas & Electric Co. 4.5% 8/15/40	247	250
		2,095
TOTAL UTILITIES		4,465
TOTAL NONCONVERTIBLE BONDS (Cost $67,462)		74,568
U.S. Government and Government Agency Obligations - 14.7%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.625% 9/24/12	610	609
1% 4/4/12	1,204	1,213
1% 9/23/13	597	598
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.25% 6/22/12	$ 891	$ 901
1.25% 8/20/13	4,044	4,083
1.75% 2/22/13	2,658	2,721
5% 2/16/12	270	287
Federal Home Loan Bank:
1.625% 11/21/12	765	780
1.625% 3/20/13	440	449
Freddie Mac:
1.125% 7/27/12	90	91
1.75% 6/15/12	858	875
2.125% 3/23/12	21	22
5.25% 7/18/11	406	424
Tennessee Valley Authority 5.375% 4/1/56	405	505
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,558
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	1,015	1,194
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	9,102	9,517
2.125% 2/15/40	2,723	3,073
2.625% 7/15/17	2,103	2,401
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		16,185
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 9/16/10 to 10/14/10 (j)	350	350
U.S. Treasury Bonds:
4.375% 11/15/39	2,645	3,053
4.375% 5/15/40	5,268	6,089
U.S. Treasury Notes:
1.75% 3/31/14	2,433	2,507
1.875% 6/15/12	3,880	3,979
2.375% 8/31/14	20,000	21,042
2.375% 9/30/14	5,000	5,261
2.375% 2/28/15	20,023	21,069
2.5% 4/30/15	4,000	4,230
2.625% 7/31/14	18,000	19,121
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19	$ 5,000	$ 5,328
3.375% 6/30/13	13,554	14,596
TOTAL U.S. TREASURY OBLIGATIONS		106,625
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)	1,790	1,840
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $130,191)		138,208
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.5%
2.593% 6/1/36 (m)	13	14
3.5% 9/1/25 (h)	1,000	1,037
4.248% 7/1/37 (m)	42	44
4.5% 9/1/25 (h)	100	106
4.5% 9/1/40 (h)	8,000	8,402
5% 9/1/25 (h)	2,000	2,127
5% 9/1/39 to 10/1/39	1,505	1,611
5% 9/1/40 (h)(i)	7,000	7,434
5.5% 3/1/40	948	1,034
5.5% 9/1/40 (h)	5,000	5,345
6% 11/1/35	170	186
6% 9/1/40 (h)	3,000	3,230
6.5% 9/1/40 (h)	2,000	2,177
TOTAL FANNIE MAE		32,747
Freddie Mac - 0.0%
5.416% 10/1/35 (m)	32	34
Ginnie Mae - 0.3%
4% 9/1/40 (h)	500	521
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 9/1/40 (h)(i)	$ 1,000	$ 1,061
4.5% 10/1/40 (h)	1,000	1,057
TOTAL GINNIE MAE		2,639
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,284)		35,420
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (m)	82	47
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0138% 3/25/34 (m)	4	4
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (m)	9	8
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (m)	1	0*
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (m)	8	0*
Class M5, 0.6538% 4/25/36 (m)	2	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (m)	17	17
Series 2006-C1 Class C1, 0.7463% 10/20/14 (m)	4	1
Series 2007-A1 Class A, 0.3163% 1/20/15 (m)	43	43
Series 2007-A4 Class A4, 0.2963% 4/22/13 (m)	15	15
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	160	163
Class A4, 3% 10/15/15 (f)	160	167
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)	380	401
Series 2010-3 Class A, 2.88% 4/15/15 (f)	340	349
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	5	5
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	44	44
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (m)	5	3
Series 2004-R2 Class M3, 0.8138% 4/25/34 (m)	7	1
Series 2005-R2 Class M1, 0.7138% 4/25/35 (m)	93	72
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (m)	2	1
Series 2004-W11 Class M2, 0.9638% 11/25/34 (m)	25	15
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 0.8138% 5/25/34 (m)	$ 27	$ 12
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (m)	66	23
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0888% 4/25/34 (m)	121	73
Axon Financial Funding Ltd. 1.1336% 4/4/17 (d)(f)(m)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	300	315
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (m)	99	94
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (m)	9	9
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	234	240
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,020
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(m)	21	4
Class B, 1.0163% 7/20/39 (f)(m)	12	1
Class C, 1.3663% 7/20/39 (f)(m)	15	0*
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (m)	52	5
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (m)	19	1
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (m)	8	1
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (m)	82	31
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(m)	7	6
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	750	753
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,028
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (m)	35	2
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (m)	7	3
Series 2004-4 Class M2, 1.0588% 6/25/34 (m)	27	14
Series 2005-3 Class MV1, 0.6838% 8/25/35 (m)	55	52
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (m)	8	8
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (f)	24	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (m)	$ 2	$ 1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (m)	13	6
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (m)	204	73
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (m)	1	0*
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (m)	164	153
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	10
Series 2009-D:
Class A3, 2.17% 10/15/13	200	203
Class A4, 2.98% 8/15/14	200	209
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8259% 6/15/13 (m)	34	33
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7538% 1/25/35 (m)	43	15
Class M4, 0.9438% 1/25/35 (m)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(m)	106	72
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	84	67
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(m)	12	11
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(m)	50	41
Class B, 0.5559% 11/15/34 (f)(m)	18	11
Class C, 0.6559% 11/15/34 (f)(m)	31	12
Class D, 1.0259% 11/15/34 (f)(m)	12	3
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (m)	25	25
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (m)	99	62
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (m)	41	2
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (m)	9	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(m)	30	8
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(m)	30	6
Class C, 0.8138% 9/25/46 (f)(m)	69	10
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5538% 8/25/33 (m)	37	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.9638% 12/25/33 (m)	$ 1	$ 1
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (m)	7	7
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (m)	65	62
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (m)	36	28
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (m)	56	17
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	200	203
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (m)	56	43
Class MV1, 0.4938% 11/25/36 (m)	46	26
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (m)	38	31
Series 2006-A Class 2C, 1.6872% 3/27/42 (m)	43	7
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	48	49
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (m)	7	5
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (m)	20	1
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (m)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (m)	5	4
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (m)	83	72
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (m)	73	51
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (m)	3	2
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (m)	18	9
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (m)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	150	21
Series 2006-4:
Class A1, 0.2938% 3/25/25 (m)	20	20
Class D, 1.3638% 5/25/32 (m)	32	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (m)	$ 65	$ 27
Series 2005-D Class M2, 0.7338% 2/25/36 (m)	13	2
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	310	314
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (m)	2	2
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (d)(f)(m)	53	20
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (m)	3	3
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (m)	5	5
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (m)	24	10
Class M4, 1.7138% 9/25/34 (m)	31	5
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (m)	35	30
Class M3, 0.8238% 1/25/36 (m)	22	14
Class M4, 1.0938% 1/25/36 (m)	67	21
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (m)	79	1
Class M9, 2.1438% 5/25/35 (m)	13	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(m)	94	94
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (m)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (m)	5	5
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (m)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (m)	75	49
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(m)	31	29
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (m)	57	3
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (m)	3	1
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (m)	95	90
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (m)	51	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (m)	$ 1	$ 1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(m)	59	3
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	26	27
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(m)	317	314
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	400	402
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(m)	60	60
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(m)	81	27
TOTAL ASSET-BACKED SECURITIES (Cost $8,172)		8,774
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(m)	64	38
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (m)	4	1
Class C, 5.6987% 4/10/49 (m)	11	2
Class D, 5.6987% 4/10/49 (m)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (m)	25	22
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (m)	42	37
Series 2004-A Class 2A2, 3.5151% 2/25/34 (m)	38	34
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (m)	3	2
Class 2A2, 3.0586% 3/25/34 (m)	15	13
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (m)	104	81
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (m)	67	64
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (m)	14	14
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (m)	$ 75	$ 80
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (m)	65	60
Class A4, 2.489% 8/25/34 (m)	55	52
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	84	17
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(m)	75	73
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (m)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (m)	71	69
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (m)	3	3
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (m)	67	63
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(m)	129	126
Class C2, 0.9947% 10/18/54 (f)(m)	43	42
Class M2, 0.7747% 10/18/54 (f)(m)	74	71
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(m)	110	104
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(m)	140	138
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(m)	271	119
Series 2006-2 Class C1, 0.7363% 12/20/54 (m)	242	108
Series 2006-3 Class C2, 0.7663% 12/20/54 (m)	50	23
Series 2006-4:
Class B1, 0.3563% 12/20/54 (m)	169	126
Class C1, 0.6463% 12/20/54 (m)	103	45
Class M1, 0.4363% 12/20/54 (m)	44	28
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (m)	84	37
Class 1M1, 0.4163% 12/20/54 (m)	54	35
Class 2C1, 0.6963% 12/20/54 (m)	38	17
Class 2M1, 0.5163% 12/20/54 (m)	70	45
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (m)	97	42
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (m)	19	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (m)	$ 21	$ 18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (m)	17	11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	5	5
Class A3, 5.447% 6/12/47 (m)	142	152
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (m)	90	77
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (m)	89	86
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (m)	75	68
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (m)	184	173
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (m)	51	32
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (m)	71	48
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(m)	9	8
Class C, 0.466% 6/15/22 (f)(m)	58	49
Class D, 0.476% 6/15/22 (f)(m)	22	18
Class E, 0.486% 6/15/22 (f)(m)	35	27
Class F, 0.516% 6/15/22 (f)(m)	64	45
Class G, 0.586% 6/15/22 (f)(m)	13	9
Class H, 0.606% 6/15/22 (f)(m)	27	17
Class J, 0.646% 6/15/22 (f)(m)	31	16
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (m)	93	88
Series 2005-A2 Class A7, 2.8016% 2/25/35 (m)	68	63
Series 2006-A6 Class A4, 3.5975% 10/25/33 (m)	58	52
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	321	343
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (m)	112	88
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (m)	111	8
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (m)	190	160
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6434% 7/10/35 (f)(m)	$ 44	$ 24
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	8	8
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(m)	12	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (m)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (m)	26	26
Series 2003-20 Class 1A1, 5.5% 7/25/33	25	26
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (m)	148	85
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (m)	46	43
Series 2005-AR3 Class A2, 2.727% 3/25/35 (m)	121	106
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.902% 12/25/34 (m)	40	37
Series 2004-H Class A1, 4.5346% 6/25/34 (m)	79	76
Series 2004-W Class A9, 2.9891% 11/25/34 (m)	120	115
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (m)	97	94
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (m)	145	135
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (m)	85	77
TOTAL PRIVATE SPONSOR		4,405
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	30	32
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,254)		4,437
Commercial Mortgage Securities - 3.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (m)	55	60
Class A3, 6.8628% 2/14/43 (m)	60	65
Class A6, 7.1828% 2/14/43 (m)	88	94
Class PS1, 1.387% 2/14/43 (m)(o)	231	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (m)	$ 88	$ 95
Series 2006-4 Class A1, 5.363% 7/10/46 (m)	8	8
Series 2006-5:
Class A1, 5.185% 9/10/47	30	30
Class A2, 5.317% 9/10/47	289	303
Class A3, 5.39% 9/10/47	105	113
Series 2006-6 Class A3, 5.369% 10/10/45	150	156
Series 2007-2 Class A1, 5.421% 4/10/49	9	10
Series 2007-4 Class A3, 5.811% 2/10/51 (m)	75	81
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	8
Series 2007-3:
Class A3, 5.6578% 6/10/49 (m)	125	134
Class A4, 5.6578% 6/10/49 (m)	156	157
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	171
Series 2004-2:
Class A3, 4.05% 11/10/38	82	83
Class A4, 4.153% 11/10/38	95	98
Series 2004-4 Class A3, 4.128% 7/10/42	5	5
Series 2005-1 Class A3, 4.877% 11/10/42	123	124
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	28	28
Series 2007-1 Class A2, 5.381% 1/15/49	175	181
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	19	18
Class K, 6.15% 5/11/35 (f)	35	32
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	233	249
Series 2005-6 Class A3, 5.1778% 9/10/47 (m)	135	139
Series 2007-1 Class B, 5.543% 1/15/49	45	15
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (f)(m)	32	26
Class D, 0.6359% 3/15/22 (f)(m)	33	26
Class E, 0.6759% 3/15/22 (f)(m)	27	20
Class F, 0.7459% 3/15/22 (f)(m)	28	20
Class G, 0.8059% 3/15/22 (f)(m)	18	12
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(m)	48	40
Class D, 0.4859% 10/15/19 (f)(m)	59	50
Class E, 0.5159% 10/15/19 (f)(m)	55	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.5859% 10/15/19 (f)(m)	$ 128	$ 103
Class G, 0.6059% 10/15/19 (f)(m)	49	34
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(m)	4	2
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(m)	50	40
Class B, 2.1638% 4/25/34 (f)(m)	6	3
Class M1, 0.8238% 4/25/34 (f)(m)	5	3
Class M2, 1.4638% 4/25/34 (f)(m)	4	2
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(m)	37	29
Class M1, 0.8438% 8/25/34 (f)(m)	9	5
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(m)	83	65
Class A2, 0.6838% 1/25/35 (f)(m)	12	8
Class M1, 0.7638% 1/25/35 (f)(m)	14	9
Class M2, 1.2638% 1/25/35 (f)(m)	9	6
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(m)	75	56
Class M1, 0.6938% 8/25/35 (f)(m)	4	3
Class M2, 0.7438% 8/25/35 (f)(m)	7	4
Class M3, 0.7638% 8/25/35 (f)(m)	4	2
Class M4, 0.8738% 8/25/35 (f)(m)	4	2
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(m)	33	24
Class A2, 0.6638% 11/25/35 (f)(m)	27	18
Class M1, 0.7038% 11/25/35 (f)(m)	4	2
Class M2, 0.7538% 11/25/35 (f)(m)	5	2
Class M3, 0.7738% 11/25/35 (f)(m)	4	2
Class M4, 0.8638% 11/25/35 (f)(m)	5	2
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(m)	76	49
Class B1, 1.6638% 1/25/36 (f)(m)	7	2
Class M1, 0.7138% 1/25/36 (f)(m)	25	13
Class M2, 0.7338% 1/25/36 (f)(m)	7	4
Class M3, 0.7638% 1/25/36 (f)(m)	11	5
Class M4, 0.8738% 1/25/36 (f)(m)	6	2
Class M5, 0.9138% 1/25/36 (f)(m)	6	2
Class M6, 0.9638% 1/25/36 (f)(m)	6	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(m)	$ 12	$ 8
Class M1, 0.6438% 4/25/36 (f)(m)	4	2
Class M2, 0.6638% 4/25/36 (f)(m)	4	2
Class M3, 0.6838% 4/25/36 (f)(m)	4	2
Class M4, 0.7838% 4/25/36 (f)(m)	2	1
Class M5, 0.8238% 4/25/36 (f)(m)	2	1
Class M6, 0.9038% 4/25/36 (f)(m)	4	2
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(m)	198	153
Class A2, 0.5438% 7/25/36 (f)(m)	10	7
Class B1, 1.1338% 7/25/36 (f)(m)	4	1
Class B3, 2.9638% 7/25/36 (f)(m)	6	1
Class M1, 0.5738% 7/25/36 (f)(m)	11	5
Class M2, 0.5938% 7/25/36 (f)(m)	8	4
Class M3, 0.6138% 7/25/36 (f)(m)	6	3
Class M4, 0.6838% 7/25/36 (f)(m)	4	2
Class M5, 0.7338% 7/25/36 (f)(m)	5	2
Class M6, 0.8038% 7/25/36 (f)(m)	8	2
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(m)	7	1
Class B2, 1.6138% 10/25/36 (f)(m)	5	1
Class B3, 2.8638% 10/25/36 (f)(m)	8	1
Class M4, 0.6938% 10/25/36 (f)(m)	8	2
Class M5, 0.7438% 10/25/36 (f)(m)	9	3
Class M6, 0.8238% 10/25/36 (f)(m)	18	4
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(m)	33	24
Class A2, 0.5338% 12/25/36 (f)(m)	166	106
Class B1, 0.9638% 12/25/36 (f)(m)	5	1
Class B2, 1.5138% 12/25/36 (f)(m)	5	1
Class B3, 2.7138% 12/25/36 (f)(m)	9	1
Class M1, 0.5538% 12/25/36 (f)(m)	11	5
Class M2, 0.5738% 12/25/36 (f)(m)	7	3
Class M3, 0.6038% 12/25/36 (f)(m)	7	3
Class M4, 0.6638% 12/25/36 (f)(m)	9	3
Class M5, 0.7038% 12/25/36 (f)(m)	7	2
Class M6, 0.7838% 12/25/36 (f)(m)	7	2
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(m)	37	23
Class B1, 0.9338% 3/25/37 (f)(m)	11	2
Class B2, 1.4138% 3/25/37 (f)(m)	8	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.6138% 3/25/37 (f)(m)	$ 23	$ 3
Class M1, 0.5338% 3/25/37 (f)(m)	10	5
Class M2, 0.5538% 3/25/37 (f)(m)	7	3
Class M3, 0.5838% 3/25/37 (f)(m)	7	2
Class M4, 0.6338% 3/25/37 (f)(m)	6	2
Class M5, 0.6838% 3/25/37 (f)(m)	9	3
Class M6, 0.7638% 3/25/37 (f)(m)	12	3
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(m)	33	23
Class A2, 0.5838% 7/25/37 (f)(m)	31	16
Class B1, 1.8638% 7/25/37 (f)(m)	9	1
Class B2, 2.5138% 7/25/37 (f)(m)	8	1
Class B3, 3.6138% 7/25/37 (f)(m)	9	1
Class M1, 0.6338% 7/25/37 (f)(m)	11	4
Class M2, 0.6738% 7/25/37 (f)(m)	6	2
Class M3, 0.7538% 7/25/37 (f)(m)	6	1
Class M4, 0.9138% 7/25/37 (f)(m)	12	2
Class M5, 1.0138% 7/25/37 (f)(m)	11	2
Class M6, 1.2638% 7/25/37 (f)(m)	13	2
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(m)	41	25
Class B1, 1.2138% 7/25/37 (f)(m)	8	2
Class B2, 1.8638% 7/25/37 (f)(m)	21	4
Class B3, 4.2638% 7/25/37 (f)(m)	11	2
Class M1, 0.5738% 7/25/37 (f)(m)	7	3
Class M2, 0.6038% 7/25/37 (f)(m)	8	3
Class M3, 0.6338% 7/25/37 (f)(m)	13	4
Class M4, 0.7638% 7/25/37 (f)(m)	20	6
Class M5, 0.8638% 7/25/37 (f)(m)	10	3
Class M6, 1.0638% 7/25/37 (f)(m)	8	2
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(m)	12	1
Class B2, 3.7138% 9/25/37 (f)(m)	44	4
Class M1, 1.2138% 9/25/37 (f)(m)	12	3
Class M2, 1.3138% 9/25/37 (f)(m)	12	3
Class M4, 1.8638% 9/25/37 (f)(m)	30	5
Class M5, 2.0138% 9/25/37 (f)(m)	30	5
Class M6, 2.2138% 9/25/37 (f)(m)	30	4
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(o)	185	6
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(m)(o)	423	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(m)	$ 36	$ 27
Class H, 0.9259% 3/15/19 (f)(m)	25	14
Class J, 1.1259% 3/15/19 (f)(m)	18	10
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(m)	25	14
Class E, 0.5759% 3/15/22 (f)(m)	128	70
Class F, 0.6259% 3/15/22 (f)(m)	78	40
Class G, 0.6759% 3/15/22 (f)(m)	20	10
Class H, 0.8259% 3/15/22 (f)(m)	25	10
Class J, 0.9759% 3/15/22 (f)(m)	25	8
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	27	27
Series 2004-PWR3 Class A3, 4.487% 2/11/41	75	76
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	50	51
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (m)	44	46
Series 2007-PW17 Class A1, 5.282% 6/11/50	20	20
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	20	20
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(m)(o)	581	3
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	281
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(m)(o)	1,017	18
Series 2006-T22 Class A4, 5.4623% 4/12/38 (m)	9	10
Series 2007-PW15 Class A1, 5.016% 2/11/44	10	10
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(m)	12	4
Class C, 5.7172% 6/11/40 (f)(m)	10	3
Class D, 5.7172% 6/11/40 (f)(m)	10	3
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(m)(o)	7,006	90
Series 2007-T28:
Class A1, 5.422% 9/11/42	11	12
Class X2, 0.1751% 9/11/42 (f)(m)(o)	3,504	27
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(m)	42	25
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	95
Class XCL, 2.1172% 5/15/35 (f)(m)(o)	977	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 3	$ 3
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(m)	74	75
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(m)	27	24
Class G, 0.6019% 8/15/21 (f)(m)	20	16
Class H, 0.6419% 8/15/21 (f)(m)	16	12
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	462
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	127	117
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	658	670
Class A4, 5.6985% 12/10/49 (m)	249	265
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	13	13
Class A2A, 5.237% 12/11/49	67	69
Class A4, 5.322% 12/11/49	310	316
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	77
Class C, 5.476% 12/11/49	141	39
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (m)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	32
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(m)	168	143
Class C, 0.5459% 4/15/17 (f)(m)	60	49
Class D, 0.5859% 4/15/17 (f)(m)	43	34
Class E, 0.6459% 4/15/17 (f)(m)	14	10
Class F, 0.6859% 4/15/17 (f)(m)	8	5
Class G, 0.8259% 4/15/17 (f)(m)	8	5
Class H, 0.8959% 4/15/17 (f)(m)	8	4
Class J, 1.1259% 4/15/17 (f)(m)	6	2
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (f)(m)	75	69
Class D, 0.6159% 11/15/17 (f)(m)	4	4
Class E, 0.6659% 11/15/17 (f)(m)	14	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.7259% 11/15/17 (f)(m)	$ 11	$ 9
Class G, 0.7759% 11/15/17 (f)(m)	8	5
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(m)	107	89
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	1	1
Series 2006-C8 Class A3, 5.31% 12/10/46	214	223
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	127	127
Series 2007-C9 Class A4, 5.8157% 12/10/49 (m)	166	180
Series 2006-C8 Class B, 5.44% 12/10/46	130	41
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	96
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	96
Series 2007-C2:
Class A1, 5.269% 1/15/49	2	2
Class A2, 5.448% 1/15/49 (m)	435	446
Class A3, 5.542% 1/15/49 (m)	150	149
Series 2007-C3:
Class A1, 5.664% 6/15/39 (m)	0	0
Class A4, 5.7223% 6/15/39 (m)	45	45
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	456
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	68	68
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(m)	268	107
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	78
Series 2004-C1:
Class A3, 4.321% 1/15/37	18	19
Class A4, 4.75% 1/15/37	35	36
Series 1998-C1 Class D, 7.17% 5/17/40	4	4
Series 1999-C1 Class E, 7.8879% 9/15/41 (m)	7	6
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (m)(o)	200	2
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(m)(o)	602	7
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(m)(o)	4,150	20
Series 2006-C1 Class A3, 5.5486% 2/15/39 (m)	396	429
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(m)	$ 28	$ 19
Class C:
0.4459% 2/15/22 (f)(m)	84	48
0.5459% 2/15/22 (f)(m)	30	14
Class F, 0.5959% 2/15/22 (f)(m)	60	25
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	4	4
Class A2, 5.268% 2/15/40	1,760	1,818
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (m)(o)	1,404	16
Class B, 5.487% 2/15/40 (f)(m)	115	14
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	27
Class G, 6.936% 3/15/33 (f)	49	49
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	444
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(m)(o)	721	3
Series 2005-C1 Class B, 4.846% 6/10/48 (m)	21	15
Series 2007-C1 Class XP, 0.2009% 12/10/49 (m)(o)	854	5
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.6565% 5/10/43 (m)(o)	298	3
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(m)	28	21
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	21	21
Series 2007-GG11:
Class A1, 5.358% 12/10/49	42	44
Class A2, 5.597% 12/10/49	150	158
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	228
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(m)(o)	1,389	12
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (m)	198	215
Class A4, 5.8883% 7/10/38 (m)	350	381
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(o)	1,782	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(m)	$ 4	$ 4
Class D, 0.5753% 6/6/20 (f)(m)	18	16
Class E, 0.6653% 6/6/20 (f)(m)	21	18
Class F, 0.7353% 6/6/20 (f)(m)	38	30
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(m)	44	39
Class D, 0.6653% 3/6/20 (f)(m)	117	103
Class F, 0.7753% 3/6/20 (f)(m)	4	3
Class G, 0.8153% 3/6/20 (f)(m)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	24
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(m)(o)	1,418	17
Series 2006-GG6 Class A2, 5.506% 4/10/38	395	401
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	116
Series 2007-GG10:
Class A1, 5.69% 8/10/45	13	13
Class A2, 5.778% 8/10/45	36	37
Class A4, 5.8077% 8/10/45 (m)	376	389
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (f)(m)	55	39
Class C, 0.4859% 11/15/18 (f)(m)	39	26
Class D, 0.5059% 11/15/18 (f)(m)	12	7
Class E, 0.5559% 11/15/18 (f)(m)	17	9
Class F, 0.6059% 11/15/18 (f)(m)	25	13
Class G, 0.6359% 11/15/18 (f)(m)	22	11
Class H, 0.7759% 11/15/18 (f)(m)	17	7
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (m)	223	238
Series 2006-CB15 Class A3, 5.819% 6/12/43 (m)	113	120
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	51
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	36	38
Class A3, 5.336% 5/15/47	31	32
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (m)	263	276
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (m)	$ 211	$ 221
Series 2007-LDP10 Class A1, 5.122% 1/15/49	2	2
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	211
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (m)	68	31
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(m)	38	4
Series 2005-LDP3 Class A3, 4.959% 8/15/42	470	487
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (m)	6	2
Class C, 5.7461% 2/12/49 (m)	17	5
Class D, 5.7461% 2/12/49 (m)	18	5
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	14	4
Class CS, 5.466% 1/15/49 (m)	6	2
Class ES, 5.541% 1/15/49 (f)(m)	39	3
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	31	31
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (m)	58	60
Series 1998-C1 Class D, 6.98% 2/18/30	28	28
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	13	13
Series 2001-C3 Class A1, 6.058% 6/15/20	0*	0*
Series 2006-C1 Class A2, 5.084% 2/15/31	33	33
Series 2006-C3 Class A1, 5.478% 3/15/32	2	2
Series 2006-C6:
Class A1, 5.23% 9/15/39	8	8
Class A2, 5.262% 9/15/39 (m)	131	134
Series 2006-C7:
Class A1, 5.279% 11/15/38	42	43
Class A2, 5.3% 11/15/38	83	86
Class A3, 5.347% 11/15/38	56	59
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	5	5
Class A4, 5.424% 2/15/40	210	220
Series 2007-C2 Class A3, 5.43% 2/15/40	146	150
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	150
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33	$ 83	$ 84
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)	5	5
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (m)(o)	232	3
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (m)(o)	426	7
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)	165	37
Class D, 5.563% 2/15/40 (m)	30	5
Class E, 5.582% 2/15/40 (m)	15	2
Class XCP, 0.3203% 2/15/40 (m)(o)	171	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	94	97
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	257
Class XCP, 0.2905% 9/15/45 (m)(o)	5,887	64
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	21	21
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(m)	24	19
Class E, 0.5659% 9/15/21 (f)(m)	86	66
Class F, 0.6159% 9/15/21 (f)(m)	52	39
Class G, 0.6359% 9/15/21 (f)(m)	102	71
Class H, 0.6759% 9/15/21 (f)(m)	26	11
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	141
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	10	10
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (m)	123	127
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(m)	65	24
Series 2006-C1 Class A2, 5.6099% 5/12/39 (m)	106	112
Series 2007-C1 Class A4, 5.826% 6/12/50 (m)	284	304
Series 2008-C1 Class A4, 5.69% 2/12/51	160	170
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (m)	35	34
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (m)	80	84
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	64	69
Series 2007-5:
Class A1, 4.275% 8/12/48	2	2
Class A3, 5.364% 8/12/48	499	511
Class A4, 5.378% 8/12/48	3	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class B, 5.479% 2/12/17	$ 225	$ 40
Series 2007-6:
Class A1, 5.175% 3/12/51	4	4
Class A4, 5.485% 3/12/51 (m)	550	548
Series 2007-7 Class A4, 5.7485% 6/12/50 (m)	263	264
Series 2007-8 Class A1, 4.622% 8/12/49	9	9
Series 2006-4 Class XP, 0.6254% 12/12/49 (m)(o)	1,248	23
Series 2007-6 Class B, 5.635% 3/12/51 (m)	75	22
Series 2007-7 Class B, 5.75% 6/12/50	7	1
Series 2007-8 Class A3, 5.9564% 8/12/49 (m)	65	70
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(m)	37	5
Class F, 0.592% 7/15/19 (f)(m)	72	66
Class G, 0.632% 7/15/19 (f)(m)	41	30
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(m)	114	63
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(m)	89	6
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(m)	43	18
Class D, 0.462% 10/15/20 (f)(m)	30	7
Class E, 0.522% 10/15/20 (f)(m)	38	5
Class F, 0.572% 10/15/20 (f)(m)	23	2
Class G, 0.612% 10/15/20 (f)(m)	28	2
Class H, 0.702% 10/15/20 (f)(m)	18	0
Class J, 0.852% 10/15/20 (f)(m)	20	1
Class MHRO, 0.962% 10/15/20 (f)(m)	18	4
Class MJPM, 1.272% 10/15/20 (f)(m)	6	4
Class MSTR, 0.972% 10/15/20 (f)(m)	11	2
Class NHRO, 1.162% 10/15/20 (f)(m)	27	4
Class NSTR, 1.122% 10/15/20 (f)(m)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(m)(o)	231	2
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	115
Series 2006-HQ10 Class A1, 5.131% 11/12/41	12	12
Series 2006-T23 Class A1, 5.682% 8/12/41	22	22
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	8	8
Class A31, 5.439% 2/12/44 (m)	38	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A1, 5.05% 3/15/44	$ 9	$ 9
Series 2007-IQ14 Class A1, 5.38% 4/15/49	21	21
Series 2007-T25 Class A2, 5.507% 11/12/49	74	81
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(m)(o)	485	4
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(m)(o)	835	12
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (m)	116	119
Series 2006-HQ9 Class B, 5.832% 7/12/44 (m)	111	82
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (m)	124	132
Class A4, 5.7685% 10/15/42 (m)	23	26
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	19
Series 2006-T23 Class A3, 5.8072% 8/12/41 (m)	38	41
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	136	49
Series 2007-HQ12 Class A2, 5.6333% 4/12/49 (m)	534	546
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	113	115
Class B, 5.7249% 4/15/49 (m)	18	4
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(m)	121	3
Class D, 0.972% 7/17/17 (f)(m)	57	1
Class E, 1.072% 7/17/17 (f)(m)	47	1
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	1	1
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	493	493
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	23	23
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	8	9
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	64	65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(m)	58	57
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(m)	78	46
Class F, 0.6119% 8/11/18 (f)(m)	85	35
Class G, 0.6319% 8/11/18 (f)(m)	80	33
Class J, 0.8719% 8/11/18 (f)(m)	18	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(m)	$ 5	$ 3
Class AP2, 1.0759% 6/15/20 (f)(m)	9	4
Class F, 0.7559% 6/15/20 (f)(m)	168	42
Class LXR1, 0.9759% 6/15/20 (f)(m)	9	5
Class LXR2, 1.0759% 6/15/20 (f)(m)	115	58
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	4	4
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	116	117
Series 2003-C8 Class A3, 4.445% 11/15/35	327	334
Series 2006-C27 Class A2, 5.624% 7/15/45	67	69
Series 2006-C29 Class A3, 5.313% 11/15/48	199	212
Series 2007-C30:
Class A1, 5.031% 12/15/43	5	5
Class A3, 5.246% 12/15/43	64	65
Class A4, 5.305% 12/15/43	377	376
Class A5, 5.342% 12/15/43	80	78
Series 2007-C31:
Class A1, 5.14% 4/15/47	4	4
Class A4, 5.509% 4/15/47	170	168
Series 2007-C32:
Class A2, 5.735% 6/15/49 (m)	230	239
Class A3, 5.74% 6/15/49 (m)	127	126
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(m)	36	34
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(m)	58	54
Class 180B, 5.3979% 10/15/41 (f)(m)	26	23
Series 2005-C19 Class B, 4.892% 5/15/44	75	61
Series 2005-C22:
Class B, 5.3598% 12/15/44 (m)	166	114
Class F, 5.3598% 12/15/44 (f)(m)	125	50
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	350	380
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	75	23
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	225	37
Class D, 5.513% 12/15/43 (m)	120	10
Class XP, 0.4367% 12/15/43 (f)(m)(o)	864	12
Series 2007-C31 Class C, 5.6935% 4/15/47 (m)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	2,070
Series 2007-C32:
Class D, 5.74% 6/15/49 (m)	56	11
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class E, 5.74% 6/15/49 (m)	$ 89	$ 15
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (m)	50	51
Series 2007-C33 Class B, 5.902% 2/15/51 (m)	126	41
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,918)		28,680
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	300	326
7.5% 4/1/34	240	269
7.55% 4/1/39	360	409
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	260	265
TOTAL MUNICIPAL SECURITIES (Cost $1,170)		1,269
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21 (Cost $103)	100	107
Fixed-Income Funds - 9.4%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	52,141	5,692
Fidelity High Income Central Fund 2 (n)	187,384	19,750
Fidelity Mortgage Backed Securities Central Fund (n)	592,956	62,901
TOTAL FIXED-INCOME FUNDS (Cost $83,528)		88,343
Money Market Funds - 6.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	61,881,320	$ 61,881
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	2,803,825	2,804
TOTAL MONEY MARKET FUNDS (Cost $64,685)		64,685
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $929,339)		977,438
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(34,494)
NET ASSETS - 100%		$ 942,944
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 2,201	$ (81)

The face value of futures purchased as a percentage of net assets is 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (l)

	Sept. 2037	$ 229	$ (215)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $46,500) (l)	Sept. 2037	153	(143)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (k)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 462	$ (436)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	106
		$ 8,075	$ (330)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,486,000 or 2.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,840,000 or 0.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $350,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $302,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 261
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 88
Fidelity Corporate Bond 1-10 Year Central Fund	765
Fidelity High Income Central Fund 2	1,566
Fidelity Mortgage Backed Securities Central Fund	3,044
Fidelity Securities Lending Cash Central Fund	30
Total	$ 5,493
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 24,590	$ -	$ 19,973	$ 5,692	0.3%
Fidelity High Income Central Fund 2	19,042	6,616	8,024	19,750	3.7%
Fidelity Mortgage Backed Securities Central Fund	78,650	3,044	22,014	62,901	0.9%
Total	$ 122,282	$ 9,660	$ 50,011	$ 88,343
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,440	$ 56,440	$ -	$ -
Consumer Staples	61,107	61,107	-	-
Energy	58,691	58,071	547	73
Financials	79,873	77,212	2,105	556
Health Care	60,851	59,449	1,402	-
Industrials	56,795	56,795	-	-
Information Technology	100,116	100,116	-	-
Materials	19,244	18,772	472	-
Telecommunication Services	18,393	17,824	569	-
Utilities	21,437	20,784	653	-
Corporate Bonds	74,568	-	74,568	-
U.S. Government and Government Agency Obligations	138,208	-	138,208	-
U.S. Government Agency - Mortgage Securities	35,420	-	35,420	-
Asset-Backed Securities	8,774	-	7,836	938
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Collateralized Mortgage Obligations	$ 4,437	$ -	$ 4,256	$ 181
Commercial Mortgage Securities	28,680	-	26,864	1,816
Municipal Securities	1,269	-	1,269	-
Foreign Government and Government Agency Obligations	107	-	107	-
Fixed-Income Funds	88,343	88,343	-	-
Money Market Funds	64,685	64,685	-	-
Total Investments in Securities:	$ 977,438	$ 679,598	$ 294,276	$ 3,564
Derivative Instruments:
Assets
Swap Agreements	$ 106	$ -	$ 106	$ -
Liabilities
Futures Contracts	$ (81)	$ (81)	$ -	$ -
Swap Agreements	(436)	-	(358)	(78)
Total Liabilities	$ (517)	$ (81)	$ (358)	$ (78)
Total Derivative Instruments:	$ (411)	$ (81)	$ (252)	$ (78)
Other Financial Instruments:
Forward Commitments	$ (18)	$ -	$ (18)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,016
Total Realized Gain (Loss)	268
Total Unrealized Gain (Loss)	1,096
Cost of Purchases	578
Proceeds of Sales	(2,209)
Amortization/Accretion	137
Transfers in to Level 3	1,095
Transfers out of Level 3	(1,417)
Ending Balance	$ 3,564
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 1,145
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 2
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (436)
Equity Risk
Futures Contracts (a)	-	(81)
Interest Rate Risk
Swap Agreements (b)	106	-
Total Value of Derivatives	$ 106	$ (517)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations†	27.8%
AAA,AA,A	7.9%
BBB	4.6%
BB	0.8%
B	1.3%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.1%
Equities	56.7%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

† Includes FDIC Guaranteed Corporate Securities
* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.8%
Canada	1.0%
Others (Individually Less Than 1%)	7.2%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $164,087,000 of which $111,226,000 and $52,861,000 will expire on August 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including securities loaned of $2,706) - See accompanying schedule: Unaffiliated issuers (cost $781,126)	$ 824,410
Fidelity Central Funds (cost $148,213)	153,028
Total Investments (cost $929,339)		$ 977,438
Commitment to sell securities on a delayed delivery basis	(4,777)
Receivable for securities sold on a delayed delivery basis	4,759	(18)
Receivable for investments sold, regular delivery		5,209
Foreign currency held at value (cost $42)		42
Receivable for fund shares sold		1,024
Dividends receivable		1,686
Interest receivable		1,810
Distributions receivable from Fidelity Central Funds		358
Receivable for daily variation on futures contracts		7
Unrealized appreciation on swap agreements		106
Other receivables		59
Total assets		987,721

Liabilities
Payable to custodian bank	$ 238
Payable for investments purchased Regular delivery	5,349
Delayed delivery	32,496
Payable for swap agreements	5
Payable for fund shares redeemed	1,989
Unrealized depreciation on swap agreements	436
Accrued management fee	330
Distribution and service plan fees payable	382
Other affiliated payables	222
Other payables and accrued expenses	526
Collateral on securities loaned, at value	2,804
Total liabilities		44,777

Net Assets		$ 942,944
Net Assets consist of:
Paid in capital		$ 1,067,723
Undistributed net investment income		3,012
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(175,114)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,323
Net Assets		$ 942,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($202,910 ÷ 15,265.8 shares)	$ 13.29

Maximum offering price per share (100/94.25 of $13.29)	$ 14.10
Class T: Net Asset Value and redemption price per share ($619,376 ÷ 46,235.1 shares)	$ 13.40

Maximum offering price per share (100/96.50 of $13.40)	$ 13.89
Class B: Net Asset Value and offering price per share ($24,059 ÷ 1,813.6 shares)A	$ 13.27

Class C: Net Asset Value and offering price per share ($62,335 ÷ 4,710.5 shares)A	$ 13.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,264 ÷ 2,540.7 shares)	$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 9,864
Interest		11,885
Income from Fidelity Central Funds		5,493
Total income		27,242

Expenses
Management fee	$ 4,054
Transfer agent fees	2,350
Distribution and service plan fees	4,712
Accounting and security lending fees	420
Custodian fees and expenses	235
Independent trustees' compensation	6
Registration fees	84
Audit	129
Legal	9
Miscellaneous	17
Total expenses before reductions	12,016
Expense reductions	(119)	11,897
Net investment income (loss)		15,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,797
Fidelity Central Funds	1,777
Foreign currency transactions	4
Futures contracts	701
Swap agreements	1,677
Total net realized gain (loss)		44,956
Change in net unrealized appreciation (depreciation) on: Investment securities	10,386
Assets and liabilities in foreign currencies	2
Futures contracts	(197)
Swap agreements	(1,319)
Delayed delivery commitments	(14)
Total change in net unrealized appreciation (depreciation)		8,858
Net gain (loss)		53,814
Net increase (decrease) in net assets resulting from operations		$ 69,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,345	$ 17,649
Net realized gain (loss)	44,956	(216,045)
Change in net unrealized appreciation (depreciation)	8,858	44,108
Net increase (decrease) in net assets resulting from operations	69,159	(154,288)
Distributions to shareholders from net investment income	(15,844)	(14,423)
Distributions to shareholders from net realized gain	(1,114)	(4,006)
Total distributions	(16,958)	(18,429)
Share transactions - net increase (decrease)	(57,259)	(81,218)
Total increase (decrease) in net assets	(5,058)	(253,935)

Net Assets
Beginning of period	948,002	1,201,937
End of period (including undistributed net investment income of $3,012 and undistributed net investment income of $3,944, respectively)	$ 942,944	$ 948,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Income from Investment Operations
Net investment income (loss) E	.24	.25	.29	.32	.21	.33
Net realized and unrealized gain (loss)	.70	(1.93)	(1.42)	1.84	.84	.58
Total from investment operations	.94	(1.68)	(1.13)	2.16	1.05	.91
Distributions from net investment income	(.24)	(.21)	(.36)	(.34)	(.22)	(.39)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.26) J	(.26)	(1.69)	(1.19)	(1.21) I	(.39)
Net asset value, end of period	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56
Total Return B, C, D	7.44%	(11.30)%	(7.52)%	13.55%	6.66%	5.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of fee waivers, if any	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of all reductions	.99%	1.06%	.97%	.97%	.98% A	.96%
Net investment income (loss)	1.76%	2.24%	1.82%	1.89%	1.70% A	2.05%
Supplemental Data
Net assets, end of period (in millions)	$ 203	$ 213	$ 270	$ 266	$ 208	$ 169
Portfolio turnover rate G	116%	215% K	103% K	88% K	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 K	2005 L
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Income from Investment Operations
Net investment income (loss) E	.21	.23	.25	.28	.18	.29
Net realized and unrealized gain (loss)	.72	(1.95)	(1.44)	1.85	.86	.58
Total from investment operations	.93	(1.72)	(1.19)	2.13	1.04	.87
Distributions from net investment income	(.21)	(.19)	(.31)	(.29)	(.18)	(.35)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.23) I	(.24)	(1.64)	(1.14)	(1.18)	(.35)
Net asset value, end of period	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64
Total Return B, C, D	7.32%	(11.54)%	(7.77)%	13.32%	6.53%	5.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of fee waivers, if any	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of all reductions	1.21%	1.29%	1.20%	1.20%	1.21% A	1.21%
Net investment income (loss)	1.54%	2.01%	1.59%	1.66%	1.47% A	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 619	$ 621	$ 778	$ 948	$ 949	$ 1,038
Portfolio turnover rate G	116%	215% J	103% J	88% J	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.13	.16	.16	.18	.10	.19
Net realized and unrealized gain (loss)	.71	(1.92)	(1.43)	1.82	.85	.59
Total from investment operations	.84	(1.76)	(1.27)	2.00	.95	.78
Distributions from net investment income	(.13)	(.13)	(.21)	(.18)	(.11)	(.26)
Distributions from net realized gain	(.02)	(.04)	(1.33)	(.85)	(1.00)	-
Total distributions	(.15) J	(.17)	(1.54)	(1.03)	(1.10) I	(.26)
Net asset value, end of period	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50
Total Return B, C, D	6.66%	(11.98)%	(8.31)%	12.59%	6.03%	4.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%	1.83%	1.79%	1.80%	1.84% A	1.85%
Expenses net of fee waivers, if any	1.82%	1.83%	1.79%	1.80%	1.84% A	1.83%
Expenses net of all reductions	1.81%	1.83%	1.78%	1.80%	1.83% A	1.80%
Net investment income (loss)	.94%	1.46%	1.00%	1.06%	.85% A	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 29	$ 45	$ 64	$ 79	$ 99
Portfolio turnover rate G	116%	215% K	103% K	88% K	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.13	.17	.16	.19	.11	.20
Net realized and unrealized gain (loss)	.71	(1.93)	(1.41)	1.82	.84	.58
Total from investment operations	.84	(1.76)	(1.25)	2.01	.95	.78
Distributions from net investment income	(.15)	(.13)	(.23)	(.20)	(.12)	(.26)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.16) J	(.18)	(1.56)	(1.05)	(1.11) I	(.26)
Net asset value, end of period	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50
Total Return B, C, D	6.69%	(12.02)%	(8.22)%	12.66%	6.04%	4.94%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of fee waivers, if any	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of all reductions	1.75%	1.81%	1.74%	1.74%	1.77% A	1.77%
Net investment income (loss)	1.00%	1.48%	1.05%	1.11%	.91% A	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 61	$ 79	$ 82	$ 73	$ 73
Portfolio turnover rate G	116%	215% K	103% K	88% K	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Income from Investment Operations
Net investment income (loss) D	.28	.28	.33	.38	.25	.37
Net realized and unrealized gain (loss)	.72	(1.95)	(1.44)	1.86	.85	.59
Total from investment operations	1.00	(1.67)	(1.11)	2.24	1.10	.96
Distributions from net investment income	(.28)	(.25)	(.40)	(.39)	(.24)	(.43)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.30) H	(.30)	(1.73)	(1.24)	(1.24)	(.43)
Net asset value, end of period	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74
Total Return B, C	7.81%	(11.07)%	(7.29)%	13.92%	6.89%	6.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of fee waivers, if any	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of all reductions	.72%	.78%	.70%	.67%	.67% A	.71%
Net investment income (loss)	2.03%	2.51%	2.09%	2.18%	2.00% A	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 24	$ 29	$ 32	$ 17	$ 20
Portfolio turnover rate F	116%	215% I	103% I	88% I	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV)

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized

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3. Significant Accounting Policies - continued

Security Valuation - continued

mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 73,636
Gross unrealized depreciation	(36,534)
Net unrealized appreciation (depreciation)	$ 37,102

Tax Cost	$ 940,336

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,956
Capital loss carryforward	$ (164,087)
Net unrealized appreciation (depreciation)	$ 36,385

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 16,958	$ 16,005
Long-term Capital Gains	-	2,424
Total	$ 16,958	$ 18,429

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (75)	$ 90
Equity Risk
Futures Contracts	701	(197)
Interest Rate Risk
Swap Agreements	1,752	(1,409)
Totals (a)(b)(c)	$ 2,378	$ (1,516)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $701 for futures contracts and $1,677 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(197) for futures contracts and $(1,319) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

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5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $462 representing 0.05% of net assets.

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6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $781,274 and $870,120, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 564	$ 13
Class T	.25%	.25%	3,224	21
Class B	.75%	.25%	278	209
Class C	.75%	.25%	646	57
			$ 4,712	$ 300

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	24
Class B	53
Class C	5
$ 130

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 572.25
Class T	1,455.23
Class B	90.32
Class C	168.26
Institutional Class	65.23
	$ 2,350

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

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8. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $30.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $119 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 4,084	$ 3,606
Class T	10,195	9,305
Class B	279	315
Class C	700	637
Institutional Class	586	560
Total	$ 15,844	$ 14,423

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders - continued

Years ended August 31,	2010	2009
From net realized gain
Class A	$ 257	$ 906
Class T	723	2,584
Class B	32	131
Class C	73	254
Institutional Class	29	131
Total	$ 1,114	$ 4,006

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	3,445	4,151	$ 46,214	$ 46,493
Reinvestment of distributions	311	384	4,153	4,306
Shares redeemed	(5,395)	(6,227)	(72,407)	(69,917)
Net increase (decrease)	(1,639)	(1,692)	$ (22,040)	$ (19,118)
Class T
Shares sold	10,287	10,723	$ 139,493	$ 119,671
Reinvestment of distributions	775	1,006	10,439	11,362
Shares redeemed	(13,729)	(15,922)	(185,874)	(179,021)
Net increase (decrease)	(2,667)	(4,193)	$ (35,942)	$ (47,988)
Class B
Shares sold	313	414	$ 4,209	$ 4,634
Reinvestment of distributions	22	37	288	409
Shares redeemed	(806)	(1,250)	(10,844)	(13,847)
Net increase (decrease)	(471)	(799)	$ (6,347)	$ (8,804)
Class C
Shares sold	851	1,109	$ 11,369	$ 12,303
Reinvestment of distributions	51	69	685	770
Shares redeemed	(1,014)	(1,832)	(13,574)	(19,970)
Net increase (decrease)	(112)	(654)	$ (1,520)	$ (6,897)
Institutional Class
Shares sold	963	1,275	$ 13,098	$ 15,673
Reinvestment of distributions	44	58	594	661
Shares redeemed	(373)	(1,395)	(5,102)	(14,745)
Net increase (decrease)	634	(62)	$ 8,590	$ 1,589

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2010, the results of its operations for the year then ended, the changes in the net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.

Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.

Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.

The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Name, Age; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-
present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of the North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/18/2010	10/15/2010	$.059	$.006
Class T	10/18/2010	10/15/2010	$.052	$.006
Class B	10/18/2010	10/15/2010	$.029	$.006
Class C	10/18/2010	10/15/2010	$.033	$.006

A total of 10.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,300,454 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 40%, 67%, and 68%; Class T designates 44%, 77%, and 76%; Class B designates 62%, 100%, and 100%; and Class C designates 57%, 100%, and 100%; of the dividends distributed in December 2009, April 2010 and July 2010, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 43%, 80%, and 82%; Class T designates 48%, 92%, and 91%; Class B designates 66%, 100%, and 100%; and Class C designates 62%, 100%, and 100%; of the dividends distributed in December 2009, April 2010 and July 2010, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-UANN-1010
1.786673.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Balanced Fund -
Institutional Class

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.81%	2.06%	1.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Balanced Fund - Institutional Class on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks delivered positive returns for the year ending August 31, 2010, despite volatility and risk aversion during the second half of the period. An impressive bull run continued through 2009, but early in the new year stocks fell sharply amid concerns about the global economic recovery. After this brief dip, markets regained their upward momentum due to government stimulus, encouraging corporate earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, but heightened concern about the European debt crisis sparked an abrupt sell-off in May. Although the market's malaise continued through June, stocks saw solid gains in July, and then retreated again in August. For the full 12 months, the Dow Jones Industrial AverageSM rose 8.39%, while the S&P 500® Index was up 4.91% and the technology-laden Nasdaq Composite® Index returned 6.17%. Fixed-income markets performed well, largely bolstered by investors' flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the investment-grade debt universe, gained 9.18%. As a result of investors' thirst for yield, high-yield bonds were among the strongest-performing asset classes during the period, with The BofA Merrill Lynch US High Yield Constrained IndexSM rising 21.92%.

Comments from Robert Stansky, Head of Fidelity's Multi-Manager Group, which manages Fidelity AdvisorSM Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 7.44%, 7.32%, 6.66% and 6.69%, respectively (excluding sales charges), compared with 7.00% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Capital index, using weightings of 60% and 40%, respectively. Contributions came from the equity and investment-grade bond subportfolios and an out-of-index stake in high-yield bonds. Strong security selection in investment-grade bonds and several equity sectors - technology, telecom and health care - more than offset the negative impact of our equity market selection, most notably in technology and financials. Top individual contributors included underweighting Exxon Mobil stock, which fell during the period, as well as SanDisk, a maker of flash memory. Detractors included a lower-than-index stake in Apple shares, which rose on a string of successful product launches. Overweighting semiconductor firm Applied Materials hurt, as did underweighting Verizon Communications. The investment-grade bond subportfolio easily outpaced its benchmark, fueled by an emphasis on higher-yielding spread sectors such as corporate bonds.

Comments from Robert Stansky, Head of Fidelity's Multi-Manager Group, which manages Fidelity AdvisorSM Balanced Fund: For the year, the fund's Institutional Class shares returned 7.81%, compared with 7.00% for the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® and the Barclays Capital index, using weightings of 60% and 40%, respectively. Contributions came from the equity and investment-grade bond subportfolios and an out-of-index stake in high-yield bonds. Strong security selection in investment-grade bonds and several equity sectors - technology, telecom and health care - more than offset the negative impact of our equity market selection, most notably in technology and financials. Top individual contributors included underweighting Exxon Mobil stock, which fell during the period, as well as SanDisk, a maker of flash memory. Detractors included a lower-than-index stake in Apple shares, which rose on a string of successful product launches. Overweighting semiconductor firm Applied Materials hurt, as did underweighting Verizon Communications. The investment-grade bond subportfolio easily outpaced its benchmark, fueled by an emphasis on higher-yielding spread sectors such as corporate bonds.

Annual Report

Note to shareholders: Nathan Strik became Co-Manager of the fund's energy sector investments on January 11, 2010.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.00%
Actual		$ 1,000.00	$ 1,001.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.21%
Actual		$ 1,000.00	$ 1,001.50	$ 6.10
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class B	1.79%
Actual		$ 1,000.00	$ 998.40	$ 9.02
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Class C	1.75%
Actual		$ 1,000.00	$ 998.20	$ 8.81
HypotheticalA		$ 1,000.00	$ 1,016.38	$ 8.89
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,004.10	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	0.2
Microsoft Corp.	1.1	1.8
JPMorgan Chase & Co.	1.0	1.4
The Coca-Cola Co.	1.0	0.6
General Electric Co.	1.0	0.8
	5.8
Top Five Bond Issuers as of August 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.1	10.8
Fannie Mae	10.7	10.9
Government National Mortgage Association	1.9	1.7
Freddie Mac	1.1	2.2
Wachovia Bank Commercial Mortgage Trust	0.5	0.6
	27.3
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.9	14.0
Information Technology	10.9	11.2
Energy	7.6	7.8
Consumer Discretionary	7.4	6.9
Consumer Staples	7.0	7.3
Asset Allocation (% of fund's net assets)
As of August 31, 2010*	As of February 28, 2010**
Stocks and Equity Futures 56.7%	Stocks and Equity Futures 58.8%
Bonds 43.5%	Bonds 42.8%
Other Government Related† 0.2%	Other Government Related† 0.2%
Convertible Securities 0.0%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (0.7)%	Short-Term Investments and Net Other Assets*** (2.2)%

* Foreign investments	10.0%	** Foreign investments	10.2%
† Includes FDIC Guaranteed Corporate Securities
*** Short-term Investments and Net Other Assets are not included in the pie chart
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Common Stocks - 56.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
Johnson Controls, Inc.	60,700	$ 1,610
TRW Automotive Holdings Corp. (a)	16,575	576
		2,186
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	54,500	314
Daimler AG (United States) (a)	12,800	617
Ford Motor Co. (a)	158,915	1,794
Harley-Davidson, Inc.	35,400	861
Toyota Motor Corp. sponsored ADR	6,600	448
		4,034
Distributors - 0.1%
Li & Fung Ltd.	133,000	674
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	16,000	660
Las Vegas Sands Corp. (a)	28,400	805
Marriott International, Inc. Class A	33,600	1,076
McDonald's Corp.	72,000	5,260
Royal Caribbean Cruises Ltd. (a)	20,400	501
Starwood Hotels & Resorts Worldwide, Inc.	30,200	1,411
Yum! Brands, Inc.	7,100	296
		10,009
Household Durables - 0.2%
D.R. Horton, Inc.	53,000	544
M.D.C. Holdings, Inc.	19,169	510
Stanley Black & Decker, Inc.	14,396	772
		1,826
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	17,517	2,187
Expedia, Inc.	74,822	1,710
Rakuten, Inc.	445	337
		4,234
Leisure Equipment & Products - 0.1%
Brunswick Corp.	24,774	315
Eastman Kodak Co. (a)	59,300	207
		522
Media - 1.8%
DIRECTV (a)	82,300	3,121
DreamWorks Animation SKG, Inc. Class A (a)	15,526	460
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	10,544	$ 276
Liberty Global, Inc. Class A (a)	24,700	680
Naspers Ltd. Class N	8,500	343
The Walt Disney Co.	151,300	4,931
Time Warner Cable, Inc.	38,376	1,981
Time Warner, Inc.	98,453	2,952
Viacom, Inc. Class B (non-vtg.)	65,344	2,053
		16,797
Multiline Retail - 0.3%
Target Corp.	54,800	2,804
Specialty Retail - 1.2%
Best Buy Co., Inc.	35,517	1,115
Hengdeli Holdings Ltd.	796,000	370
Home Depot, Inc.	126,600	3,521
Inditex SA	11,688	780
Lowe's Companies, Inc.	121,900	2,475
Ross Stores, Inc.	9,379	465
Sally Beauty Holdings, Inc. (a)	73,100	631
Tiffany & Co., Inc.	14,600	579
TJX Companies, Inc.	28,200	1,119
Urban Outfitters, Inc. (a)	16,300	494
		11,549
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	4,541	528
Ports Design Ltd.	69,000	168
Trinity Ltd.	318,000	252
		948
TOTAL CONSUMER DISCRETIONARY		55,583
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	30,383	1,581
Coca-Cola Bottling Co. Consolidated	6,718	334
Coca-Cola FEMSA SAB de CV sponsored ADR	4,462	335
Coca-Cola Icecek AS	16,333	171
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,034	336
Constellation Brands, Inc. Class A (sub. vtg.) (a)	112,058	1,867
Diageo PLC sponsored ADR	24,758	1,622
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Embotelladora Andina SA sponsored ADR	12,051	$ 329
Molson Coors Brewing Co. Class B	44,593	1,942
PepsiCo, Inc.	69,607	4,467
The Coca-Cola Co.	168,430	9,419
		22,403
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	17,023	714
CVS Caremark Corp.	97,459	2,631
Kroger Co.	97,649	1,927
Safeway, Inc.	11,145	210
Wal-Mart Stores, Inc.	68,197	3,419
Walgreen Co.	120,492	3,239
		12,140
Food Products - 0.7%
Archer Daniels Midland Co.	37,833	1,164
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	158,000	72
Bunge Ltd.	6,295	334
Dean Foods Co. (a)	105,520	1,079
Green Mountain Coffee Roasters, Inc. (a)	16,960	523
Nestle SA	28,687	1,486
Unilever NV unit	57,068	1,529
Viterra, Inc. (a)	21,000	165
		6,352
Household Products - 1.0%
Colgate-Palmolive Co.	11,305	835
Energizer Holdings, Inc. (a)	8,049	507
Procter & Gamble Co.	140,268	8,370
		9,712
Personal Products - 0.3%
Avon Products, Inc.	86,990	2,531
Tobacco - 0.8%
Altria Group, Inc.	96,818	2,161
British American Tobacco PLC sponsored ADR	46,427	3,154
Philip Morris International, Inc.	48,087	2,474
Souza Cruz Industria Comerico	3,850	180
		7,969
TOTAL CONSUMER STAPLES		61,107
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.2%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	113,960	$ 4,283
Cameron International Corp. (a)	20,304	747
Ensco International Ltd. ADR	23,466	965
Halliburton Co.	175,592	4,953
National Oilwell Varco, Inc.	14,088	530
Noble Corp.	43,443	1,352
Oceaneering International, Inc. (a)	11,600	580
Pride International, Inc. (a)	30,240	712
Saipem SpA	15,498	543
Schlumberger Ltd.	11,600	619
Transocean Ltd. (a)	15,801	804
Vantage Drilling Co. (a)	70,900	96
Weatherford International Ltd. (a)	31,196	465
		16,649
Oil, Gas & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc. (a)	26,400	980
Anadarko Petroleum Corp.	27,792	1,278
Apache Corp.	23,750	2,134
BG Group PLC	46,209	744
BP PLC	42,500	245
BP PLC sponsored ADR	50,180	1,748
Chevron Corp.	68,662	5,092
Cimarex Energy Co.	3,300	216
Concho Resources, Inc. (a)	10,938	639
Concho Resources, Inc. (a)(p)	5,751	302
Denbury Resources, Inc. (a)	107,950	1,591
Ellora Energy, Inc. (a)(f)	106,700	73
Exxon Mobil Corp.	103,561	6,127
Falkland Oil & Gas Ltd. (a)	47,000	87
Frontier Oil Corp.	19,400	227
Imperial Oil Ltd.	6,000	221
InterOil Corp. (a)	5,800	341
Marathon Oil Corp.	79,516	2,424
Mariner Energy, Inc. (a)	6,900	158
Massey Energy Co.	20,400	587
Niko Resources Ltd.	1,600	158
Occidental Petroleum Corp.	34,569	2,526
OPTI Canada, Inc. (a)	37,700	36
Peabody Energy Corp.	5,700	244
Petrobank Energy & Resources Ltd. (a)	24,300	843
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	43,865	$ 663
Plains Exploration & Production Co. (a)	42,625	1,018
Rodinia Oil Corp.	22,000	16
Royal Dutch Shell PLC Class B ADR	77,700	3,988
Southwestern Energy Co. (a)	66,130	2,164
Suncor Energy, Inc.	68,780	2,084
Talisman Energy, Inc.	101,600	1,598
Whiting Petroleum Corp. (a)	17,558	1,490
		42,042
TOTAL ENERGY		58,691
FINANCIALS - 8.5%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	36,543	1,593
Charles Schwab Corp.	52,750	673
Evercore Partners, Inc. Class A	6,500	159
Franklin Resources, Inc.	11,191	1,080
Invesco Ltd.	52,962	959
MF Global Holdings Ltd. (a)	70,700	467
Morgan Stanley	176,075	4,347
State Street Corp.	118,139	4,144
TD Ameritrade Holding Corp. (a)	22,700	332
UBS AG (a)	65,180	1,094
		14,848
Commercial Banks - 2.2%
Banco Macro SA sponsored ADR	6,466	244
BB&T Corp.	19,663	435
CIT Group, Inc. (a)	10,100	370
DnB NOR ASA	26,136	289
Fifth Third Bancorp	52,387	579
FirstMerit Corp.	41,097	711
HDFC Bank Ltd.	7,881	359
Huntington Bancshares, Inc.	187,046	989
Industrial & Commercial Bank of China Ltd. (H Shares)	469,000	341
KeyCorp	52,470	387
PNC Financial Services Group, Inc.	72,511	3,695
PT Bank Rakyat Indonesia Tbk	289,000	297
Regions Financial Corp.	109,689	705
Shinhan Financial Group Co. Ltd.	7,810	299
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Bank Group Ltd.	11,000	$ 156
Standard Chartered PLC (United Kingdom)	16,039	430
SunTrust Banks, Inc.	50,750	1,141
Synovus Financial Corp.	116,500	240
Turkiye Garanti Bankasi AS	161,000	780
U.S. Bancorp, Delaware	122,073	2,539
Wells Fargo & Co.	248,012	5,841
		20,827
Consumer Finance - 0.7%
American Express Co.	65,183	2,599
Capital One Financial Corp.	64,323	2,435
Discover Financial Services	91,041	1,321
Promise Co. Ltd.	60,050	471
		6,826
Diversified Financial Services - 2.0%
African Bank Investments Ltd.	142,000	624
Citigroup, Inc. (a)	2,114,587	7,866
JPMorgan Chase & Co.	263,868	9,594
NBH Holdings Corp. Class A (a)(f)	28,500	556
		18,640
Insurance - 1.0%
CNO Financial Group, Inc. (a)	137,757	652
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	119
First American Financial Corp.	12,974	192
Genworth Financial, Inc. Class A (a)	42,700	462
Marsh & McLennan Companies, Inc.	80,446	1,908
MetLife, Inc.	121,074	4,552
Protective Life Corp.	32,000	598
Unum Group	42,700	856
		9,339
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.	8,200	863
Boston Properties, Inc.	10,537	858
ProLogis Trust	132,634	1,439
Public Storage	20,935	2,052
The Macerich Co.	27,000	1,118
U-Store-It Trust	53,345	427
		6,757
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	49,300	$ 771
Forest City Enterprises, Inc. Class A (a)	20,117	227
Indiabulls Real Estate Ltd. (a)	175,574	625
		1,623
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	26,421	353
Ocwen Financial Corp. (a)	69,800	634
Washington Mutual, Inc.	130,000	26
		1,013
TOTAL FINANCIALS		79,873
HEALTH CARE - 6.5%
Biotechnology - 1.2%
Acorda Therapeutics, Inc. (a)	8,700	262
AMAG Pharmaceuticals, Inc. (a)	12,600	318
Amgen, Inc. (a)	27,820	1,420
AVEO Pharmaceuticals, Inc.	18,539	162
Biogen Idec, Inc. (a)	38,500	2,071
BioMarin Pharmaceutical, Inc. (a)	39,605	804
Genzyme Corp. (a)	44,428	3,115
Gilead Sciences, Inc. (a)	89,008	2,836
Human Genome Sciences, Inc. (a)	14,100	410
		11,398
Health Care Equipment & Supplies - 0.8%
American Medical Systems Holdings, Inc. (a)	23,397	426
C. R. Bard, Inc.	11,262	865
Covidien PLC	45,541	1,609
Edwards Lifesciences Corp. (a)	37,136	2,138
Mako Surgical Corp. (a)	42,311	442
Quidel Corp. (a)	47,670	576
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	54,000	269
Stryker Corp.	16,258	702
William Demant Holding AS (a)	12,206	828
		7,855
Health Care Providers & Services - 1.4%
CIGNA Corp.	46,839	1,509
Diagnosticos da America SA	36,400	385
Express Scripts, Inc. (a)	49,448	2,106
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	39,800	$ 2,101
McKesson Corp.	32,115	1,864
Medco Health Solutions, Inc. (a)	40,558	1,763
UnitedHealth Group, Inc.	95,369	3,025
		12,753
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	24,000	401
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	27,368	1,174
Life Technologies Corp. (a)	12,575	538
Lonza Group AG	7,397	614
QIAGEN NV (a)	22,454	400
		2,726
Pharmaceuticals - 2.7%
Abbott Laboratories	46,778	2,308
Allergan, Inc.	38,652	2,374
Biovail Corp. (e)	48,300	1,105
Johnson & Johnson	33,077	1,886
Lupin Ltd.	23,355	177
Merck & Co., Inc.	225,011	7,911
Novo Nordisk AS Series B	16,403	1,402
Perrigo Co.	4,456	254
Pfizer, Inc.	359,582	5,728
Shire PLC sponsored ADR	31,033	2,008
Valeant Pharmaceuticals International (a)	9,800	565
		25,718
TOTAL HEALTH CARE		60,851
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.2%
Goodrich Corp.	29,262	2,004
Precision Castparts Corp.	5,082	575
Raytheon Co.	41,972	1,843
The Boeing Co.	45,900	2,806
United Technologies Corp.	62,067	4,047
		11,275
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	12,942	$ 841
United Parcel Service, Inc. Class B	32,000	2,042
		2,883
Airlines - 0.1%
Southwest Airlines Co.	93,421	1,032
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	11,444	450
Owens Corning (a)	22,344	608
		1,058
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	25,400	748
Stericycle, Inc. (a)	19,178	1,256
		2,004
Construction & Engineering - 0.1%
Fluor Corp.	24,800	1,108
Granite Construction, Inc.	9,116	201
		1,309
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	32,120	1,352
Regal-Beloit Corp.	26,265	1,453
Saft Groupe SA	14,049	443
		3,248
Industrial Conglomerates - 1.2%
3M Co.	15,000	1,178
General Electric Co.	622,463	9,013
Tyco International Ltd.	31,300	1,167
		11,358
Machinery - 1.7%
Caterpillar, Inc.	53,668	3,497
Cummins, Inc.	38,929	2,897
Danaher Corp.	71,448	2,596
Deere & Co.	44,600	2,822
Dover Corp.	11,600	519
Ingersoll-Rand Co. Ltd.	34,800	1,132
Navistar International Corp. (a)	29,700	1,244
NSK Ltd.	26,000	155
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	17,400	$ 713
Vallourec SA	6,734	579
		16,154
Road & Rail - 0.7%
CSX Corp.	54,170	2,703
Union Pacific Corp.	51,700	3,771
		6,474
TOTAL INDUSTRIALS		56,795
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.2%
Aruba Networks, Inc. (a)(e)	87,598	1,609
Ciena Corp. (a)(e)	70,726	882
Meru Networks, Inc. (a)	20,799	266
Motorola, Inc. (a)	21,526	162
QUALCOMM, Inc.	218,242	8,361
ViaSat, Inc. (a)	9,023	315
		11,595
Computers & Peripherals - 2.3%
A-DATA Technology Co. Ltd.	41,000	55
Apple, Inc. (a)	65,350	15,904
EMC Corp. (a)	94,818	1,729
SanDisk Corp. (a)	108,568	3,609
Seagate Technology (a)	79,940	810
		22,107
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. (a)	32,216	869
Internet Software & Services - 0.7%
Alibaba.com Ltd.	7,500	15
eBay, Inc. (a)	124,714	2,898
WebMD Health Corp. (a)	67,304	3,428
Yahoo!, Inc. (a)	29,527	386
		6,727
IT Services - 0.1%
CoreLogic, Inc. (a)	16,726	289
Heartland Payment Systems, Inc.	10,444	148
		437
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.0%
Amkor Technology, Inc. (a)	24,700	$ 125
Analog Devices, Inc.	128,288	3,577
Applied Materials, Inc.	512,122	5,321
Applied Micro Circuits Corp. (a)	25,024	270
ASAT Holdings Ltd. (a)	6,352	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV	224,111	5,542
ATMI, Inc. (a)	52,770	674
Avago Technologies Ltd.	34,773	701
Broadcom Corp. Class A	89,236	2,674
Brooks Automation, Inc. (a)	103,872	704
First Solar, Inc. (a)(e)	32,582	4,166
Inotera Memories, Inc. (a)	2,878,205	1,387
JA Solar Holdings Co. Ltd. ADR (a)	212,682	1,310
KLA-Tencor Corp.	42,638	1,194
Kulicke & Soffa Industries, Inc. (a)	26,318	151
Lam Research Corp. (a)	103,400	3,734
Marvell Technology Group Ltd. (a)	116,416	1,856
Micron Technology, Inc. (a)	779,900	5,042
Nanya Technology Corp. (a)	1,063,000	607
Photronics, Inc. (a)	65,921	283
RF Micro Devices, Inc. (a)	5,700	28
Samsung Electronics Co. Ltd.	7,390	4,660
Skyworks Solutions, Inc. (a)	15,000	268
Solarfun Power Holdings Co. Ltd. ADR (a)	101,714	1,066
Varian Semiconductor Equipment Associates, Inc. (a)	59,404	1,474
		46,814
Software - 1.2%
Check Point Software Technologies Ltd. (a)	7,136	249
Citrix Systems, Inc. (a)	8,456	490
Microsoft Corp.	444,311	10,432
Nuance Communications, Inc. (a)	27,000	396
		11,567
TOTAL INFORMATION TECHNOLOGY		100,116
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	7,496	555
Albemarle Corp.	17,299	694
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	3,121	$ 289
Clariant AG (Reg.) (a)	26,757	344
Dow Chemical Co.	58,956	1,437
E.I. du Pont de Nemours & Co.	29,200	1,190
Ecolab, Inc.	13,600	645
LyondellBasell Industries NV:
Class A (a)	6,205	127
Class B (a)	5,405	111
Monsanto Co.	36,582	1,926
Praxair, Inc.	18,500	1,592
Solutia, Inc. (a)	46,380	628
The Mosaic Co.	10,054	590
Wacker Chemie AG	3,100	470
		10,598
Construction Materials - 0.0%
HeidelbergCement AG	4,736	190
Containers & Packaging - 0.2%
Ball Corp.	10,300	578
Crown Holdings, Inc. (a)	15,312	427
Owens-Illinois, Inc. (a)	21,100	529
Rexam PLC	35,747	166
		1,700
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	48,688	2,059
Carpenter Technology Corp.	12,000	372
Freeport-McMoRan Copper & Gold, Inc.	27,242	1,961
Globe Specialty Metals, Inc. (a)	37,400	409
Ivanhoe Mines Ltd. (a)	15,100	269
Pan American Silver Corp.	4,900	121
POSCO	1,165	472
Reliance Steel & Aluminum Co.	10,900	406
Walter Energy, Inc.	5,200	375
		6,444
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	19,900	312
TOTAL MATERIALS		19,244
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	1,127,469	$ 6,370
Verizon Communications, Inc.	144,894	4,276
		10,646
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	97,064	4,548
Clearwire Corp. Class A (a)	202,926	1,301
NII Holdings, Inc. (a)	8,929	324
Sprint Nextel Corp. (a)	246,224	1,005
Vodafone Group PLC	237,000	569
		7,747
TOTAL TELECOMMUNICATION SERVICES		18,393
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	50,004	1,771
Edison International	18,857	636
Entergy Corp.	11,598	914
NextEra Energy, Inc.	80,427	4,321
PPL Corp.	88,534	2,405
		10,047
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	44,300	454
Multi-Utilities - 1.2%
CMS Energy Corp.	88,789	1,554
National Grid PLC	77,513	653
PG&E Corp.	67,666	3,164
Public Service Enterprise Group, Inc.	74,166	2,370
Sempra Energy	56,530	2,879
TECO Energy, Inc.	18,692	316
		10,936
TOTAL UTILITIES		21,437
TOTAL COMMON STOCKS (Cost $510,634)		532,090
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	$ 0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	6,300	293
Volkswagen AG	5,664	564
TOTAL NON-CONVERTIBLE PREFERRED STOCKS		857
TOTAL PREFERRED STOCKS (Cost $938)		857
Nonconvertible Bonds - 7.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.875% 1/15/36	$ 101	102
6.375% 6/15/14	1,109	1,255
		1,357
Media - 0.7%
AOL Time Warner, Inc. 7.625% 4/15/31	500	624
Comcast Corp.:
5.7% 5/15/18	500	570
6.4% 3/1/40	487	556
6.45% 3/15/37	238	271
Discovery Communications LLC:
3.7% 6/1/15	251	264
6.35% 6/1/40	236	267
NBC Universal, Inc.:
3.65% 4/30/15 (f)	114	120
5.15% 4/30/20 (f)	431	464
6.4% 4/30/40 (f)	309	347
News America Holdings, Inc. 7.75% 12/1/45	510	665
News America, Inc. 6.15% 3/1/37	235	258
Time Warner Cable, Inc.:
5.85% 5/1/17	363	414
6.75% 7/1/18	430	513
Time Warner, Inc. 6.5% 11/15/36	232	262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 757	$ 819
6.125% 10/5/17	150	176
6.75% 10/5/37	105	125
		6,715
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	260	273
TOTAL CONSUMER DISCRETIONARY		8,345
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	319	358
7.75% 1/15/19 (f)	500	641
		999
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (m)	578	530
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	430
6.125% 2/1/18	416	487
6.5% 8/11/17	326	389
		1,306
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	930	1,231
Philip Morris International, Inc. 4.875% 5/16/13	291	318
Reynolds American, Inc. 7.25% 6/15/37	437	466
		2,015
TOTAL CONSUMER STAPLES		4,850
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (f)	324	350
Weatherford International Ltd. 7% 3/15/38	245	273
		623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 322	$ 319
Apache Corp. 5.1% 9/1/40	302	312
Cenovus Energy, Inc. 6.75% 11/15/39	120	147
Duke Energy Field Services 6.45% 11/3/36 (f)	375	417
Kinder Morgan Energy Partners LP 6.55% 9/15/40	118	132
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)	330	352
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	136	156
6.85% 1/15/40 (f)	510	634
Nakilat, Inc. 6.067% 12/31/33 (f)	515	567
Nexen, Inc.:
5.05% 11/20/13	757	821
5.875% 3/10/35	355	371
6.4% 5/15/37	290	319
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	257
Pemex Project Funding Master Trust 1.1363% 12/3/12 (f)(m)	200	199
Petro-Canada:
6.05% 5/15/18	150	175
6.8% 5/15/38	395	476
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	230	247
6.875% 1/20/40	603	662
7.875% 3/15/19	389	476
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	199	207
6.125% 1/15/17	205	229
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	263
5.5% 9/30/14 (f)	250	276
6.332% 9/30/27 (f)	380	442
6.75% 9/30/19 (f)	250	298
Suncor Energy, Inc. 6.1% 6/1/18	385	450
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	385
TransCanada PipeLines Ltd. 3.4% 6/1/15	98	104
		9,693
TOTAL ENERGY		10,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 3.9%
Capital Markets - 0.8%
BlackRock, Inc. 6.25% 9/15/17	$ 278	$ 327
Goldman Sachs Group, Inc.:
3.7% 8/1/15	292	296
5.625% 1/15/17	500	524
6.75% 10/1/37	187	191
7.5% 2/15/19	849	991
JPMorgan Chase Capital XX 6.55% 9/29/36	235	234
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,022
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	123	131
6.4% 8/28/17	47	51
6.875% 4/25/18	83	91
Morgan Stanley:
4.75% 4/1/14	220	227
5.45% 1/9/17	100	105
6% 5/13/14	2,100	2,289
6.625% 4/1/18	600	660
UBS AG Stamford Branch 5.75% 4/25/18	175	197
		7,336
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	800	820
Barclays Bank PLC 5% 9/22/16	270	293
Credit Suisse New York Branch:
5% 5/15/13	243	263
6% 2/15/18	610	665
Discover Bank 8.7% 11/18/19	445	526
Fifth Third Bancorp 8.25% 3/1/38	70	83
HBOS PLC 6.75% 5/21/18 (f)	180	176
HSBC Holdings PLC 6.5% 9/15/37	575	664
JPMorgan Chase Bank 6% 10/1/17	250	282
KeyBank NA 5.8% 7/1/14	322	352
KeyBank NA, Cleveland 5.45% 3/3/16	294	314
Marshall & Ilsley Bank 5.25% 9/4/12	110	112
PNC Funding Corp. 3.625% 2/8/15	107	112
Regions Bank 6.45% 6/26/37	321	284
Regions Financial Corp.:
5.75% 6/15/15	73	74
7.75% 11/10/14	222	239
Standard Chartered Bank 6.4% 9/26/17 (f)	142	159
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6.6% 1/15/38	$ 1,000	$ 1,136
Wells Fargo & Co. 3.625% 4/15/15	378	396
		6,950
Consumer Finance - 0.5%
Capital One Bank USA NA 8.8% 7/15/19	257	326
Capital One Financial Corp. 5.7% 9/15/11	193	201
Discover Financial Services 6.45% 6/12/17	1,000	1,067
General Electric Capital Corp.:
3.5% 6/29/15	377	390
5.625% 9/15/17	325	359
5.9% 5/13/14	623	704
6% 8/7/19	1,000	1,125
6.375% 11/15/67 (m)	500	480
		4,652
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	620	656
Citigroup, Inc.:
4.75% 5/19/15	1,072	1,104
5.375% 8/9/20	372	376
5.5% 4/11/13	120	127
6.125% 5/15/18	877	947
6.5% 8/19/13	87	95
International Lease Finance Corp. 5.65% 6/1/14	590	547
JPMorgan Chase & Co. 4.95% 3/25/20	661	699
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)	220	276
TECO Finance, Inc.:
4% 3/15/16	96	100
5.15% 3/15/20	138	151
Volkswagen International Finance NV 4% 8/12/20 (f)	191	198
		5,276
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	264	307
American International Group, Inc. 8.175% 5/15/68 (m)	305	262
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	281	400
MetLife, Inc.:
2.375% 2/6/14	201	202
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 143
5.875% 2/6/41	106	116
6.75% 6/1/16	290	342
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	283
New York Life Insurance Co. 6.75% 11/15/39 (f)	158	202
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	190	224
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	274	353
Pacific LifeCorp 6% 2/10/20 (f)	212	229
Prudential Financial, Inc.:
3.625% 9/17/12	500	519
4.75% 9/17/15	500	536
6.2% 1/15/15	50	56
7.375% 6/15/19	120	146
The Chubb Corp. 5.75% 5/15/18	160	185
		4,505
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.:
5.375% 10/15/12	70	70
7.5% 4/1/17	174	175
Equity One, Inc. 6.25% 12/15/14	918	983
Federal Realty Investment Trust 5.9% 4/1/20	93	104
UDR, Inc. 5.5% 4/1/14	498	533
		1,865
Real Estate Management & Development - 0.5%
BioMed Realty LP 6.125% 4/15/20 (f)	124	134
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,013
5.75% 4/1/12	24	25
Digital Realty Trust LP 4.5% 7/15/15 (f)	172	174
Duke Realty LP:
5.4% 8/15/14	216	228
5.95% 2/15/17	57	61
6.25% 5/15/13	283	306
6.5% 1/15/18	285	312
8.25% 8/15/19	125	147
ERP Operating LP:
4.75% 7/15/20	235	246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.375% 8/1/16	$ 117	$ 129
5.5% 10/1/12	138	149
5.75% 6/15/17	466	526
Liberty Property LP 6.625% 10/1/17	262	300
Simon Property Group LP:
4.2% 2/1/15	138	147
6.75% 2/1/40	233	278
Tanger Properties LP 6.125% 6/1/20	157	173
		4,348
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	20	20
5.625% 7/1/20	370	381
5.65% 5/1/18	442	460
6.5% 8/1/16	300	335
First Niagara Financial Group, Inc. 6.75% 3/19/20	270	296
		1,492
TOTAL FINANCIALS		36,424
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Express Scripts, Inc.:
5.25% 6/15/12	267	285
6.25% 6/15/14	98	113
		398
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	309	362
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	475
TOTAL INDUSTRIALS		837
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6% 10/1/12	757	819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	$ 350	$ 369
7.6% 5/15/14	473	551
		920
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	257
Rio Tinto Finance (USA) Ltd. 6.5% 7/15/18	42	50
United States Steel Corp. 6.65% 6/1/37	261	230
Vale Overseas Ltd. 6.25% 1/23/17	485	544
		1,081
TOTAL MATERIALS		2,001
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.5% 8/15/15	900	910
6.3% 1/15/38	548	629
BellSouth Capital Funding Corp. 7.875% 2/15/30	72	91
CenturyTel, Inc. 7.6% 9/15/39	268	261
Sprint Capital Corp. 6.875% 11/15/28	1,149	959
Telecom Italia Capital SA:
4.95% 9/30/14	757	796
5.25% 10/1/15	20	21
7.2% 7/18/36	375	404
Telefonica Emisiones SAU 5.134% 4/27/20	380	410
Verizon Communications, Inc.:
6.25% 4/1/37	187	214
6.9% 4/15/38	260	322
		5,017
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	345	373
5.875% 10/1/19	428	480
6.35% 3/15/40	131	145
Sprint Nextel Corp. 6% 12/1/16	105	98
		1,096
TOTAL TELECOMMUNICATION SERVICES		6,113
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.5%
Electric Utilities - 0.2%
Commonwealth Edison Co. 5.4% 12/15/11	$ 258	$ 272
EDP Finance BV:
4.9% 10/1/19 (f)	100	93
6% 2/2/18 (f)	380	381
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	134	142
Illinois Power Co. 6.125% 11/15/17	165	190
Nevada Power Co. 6.5% 5/15/18	165	198
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	235	220
Progress Energy, Inc. 6% 12/1/39	368	421
		2,015
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	310	355
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	155
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	309
6.5% 9/15/37	181	220
National Grid PLC 6.3% 8/1/16	174	204
NiSource Finance Corp.:
5.45% 9/15/20	148	159
6.8% 1/15/19	677	798
San Diego Gas & Electric Co. 4.5% 8/15/40	247	250
		2,095
TOTAL UTILITIES		4,465
TOTAL NONCONVERTIBLE BONDS (Cost $67,462)		74,568
U.S. Government and Government Agency Obligations - 14.7%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.625% 9/24/12	610	609
1% 4/4/12	1,204	1,213
1% 9/23/13	597	598
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.25% 6/22/12	$ 891	$ 901
1.25% 8/20/13	4,044	4,083
1.75% 2/22/13	2,658	2,721
5% 2/16/12	270	287
Federal Home Loan Bank:
1.625% 11/21/12	765	780
1.625% 3/20/13	440	449
Freddie Mac:
1.125% 7/27/12	90	91
1.75% 6/15/12	858	875
2.125% 3/23/12	21	22
5.25% 7/18/11	406	424
Tennessee Valley Authority 5.375% 4/1/56	405	505
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,558
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	1,015	1,194
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	9,102	9,517
2.125% 2/15/40	2,723	3,073
2.625% 7/15/17	2,103	2,401
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		16,185
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 9/16/10 to 10/14/10 (j)	350	350
U.S. Treasury Bonds:
4.375% 11/15/39	2,645	3,053
4.375% 5/15/40	5,268	6,089
U.S. Treasury Notes:
1.75% 3/31/14	2,433	2,507
1.875% 6/15/12	3,880	3,979
2.375% 8/31/14	20,000	21,042
2.375% 9/30/14	5,000	5,261
2.375% 2/28/15	20,023	21,069
2.5% 4/30/15	4,000	4,230
2.625% 7/31/14	18,000	19,121
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19	$ 5,000	$ 5,328
3.375% 6/30/13	13,554	14,596
TOTAL U.S. TREASURY OBLIGATIONS		106,625
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)	1,790	1,840
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $130,191)		138,208
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.5%
2.593% 6/1/36 (m)	13	14
3.5% 9/1/25 (h)	1,000	1,037
4.248% 7/1/37 (m)	42	44
4.5% 9/1/25 (h)	100	106
4.5% 9/1/40 (h)	8,000	8,402
5% 9/1/25 (h)	2,000	2,127
5% 9/1/39 to 10/1/39	1,505	1,611
5% 9/1/40 (h)(i)	7,000	7,434
5.5% 3/1/40	948	1,034
5.5% 9/1/40 (h)	5,000	5,345
6% 11/1/35	170	186
6% 9/1/40 (h)	3,000	3,230
6.5% 9/1/40 (h)	2,000	2,177
TOTAL FANNIE MAE		32,747
Freddie Mac - 0.0%
5.416% 10/1/35 (m)	32	34
Ginnie Mae - 0.3%
4% 9/1/40 (h)	500	521
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 9/1/40 (h)(i)	$ 1,000	$ 1,061
4.5% 10/1/40 (h)	1,000	1,057
TOTAL GINNIE MAE		2,639
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,284)		35,420
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (m)	82	47
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0138% 3/25/34 (m)	4	4
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (m)	9	8
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (m)	1	0*
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (m)	8	0*
Class M5, 0.6538% 4/25/36 (m)	2	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (m)	17	17
Series 2006-C1 Class C1, 0.7463% 10/20/14 (m)	4	1
Series 2007-A1 Class A, 0.3163% 1/20/15 (m)	43	43
Series 2007-A4 Class A4, 0.2963% 4/22/13 (m)	15	15
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	160	163
Class A4, 3% 10/15/15 (f)	160	167
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)	380	401
Series 2010-3 Class A, 2.88% 4/15/15 (f)	340	349
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	5	5
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	44	44
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (m)	5	3
Series 2004-R2 Class M3, 0.8138% 4/25/34 (m)	7	1
Series 2005-R2 Class M1, 0.7138% 4/25/35 (m)	93	72
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (m)	2	1
Series 2004-W11 Class M2, 0.9638% 11/25/34 (m)	25	15
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 0.8138% 5/25/34 (m)	$ 27	$ 12
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (m)	66	23
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0888% 4/25/34 (m)	121	73
Axon Financial Funding Ltd. 1.1336% 4/4/17 (d)(f)(m)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	300	315
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (m)	99	94
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (m)	9	9
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	234	240
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,020
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(m)	21	4
Class B, 1.0163% 7/20/39 (f)(m)	12	1
Class C, 1.3663% 7/20/39 (f)(m)	15	0*
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (m)	52	5
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (m)	19	1
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (m)	8	1
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (m)	82	31
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(m)	7	6
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	750	753
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,028
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (m)	35	2
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (m)	7	3
Series 2004-4 Class M2, 1.0588% 6/25/34 (m)	27	14
Series 2005-3 Class MV1, 0.6838% 8/25/35 (m)	55	52
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (m)	8	8
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (f)	24	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (m)	$ 2	$ 1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (m)	13	6
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (m)	204	73
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (m)	1	0*
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (m)	164	153
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	10
Series 2009-D:
Class A3, 2.17% 10/15/13	200	203
Class A4, 2.98% 8/15/14	200	209
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8259% 6/15/13 (m)	34	33
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7538% 1/25/35 (m)	43	15
Class M4, 0.9438% 1/25/35 (m)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(m)	106	72
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	84	67
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(m)	12	11
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(m)	50	41
Class B, 0.5559% 11/15/34 (f)(m)	18	11
Class C, 0.6559% 11/15/34 (f)(m)	31	12
Class D, 1.0259% 11/15/34 (f)(m)	12	3
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (m)	25	25
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (m)	99	62
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (m)	41	2
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (m)	9	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(m)	30	8
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(m)	30	6
Class C, 0.8138% 9/25/46 (f)(m)	69	10
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5538% 8/25/33 (m)	37	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.9638% 12/25/33 (m)	$ 1	$ 1
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (m)	7	7
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (m)	65	62
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (m)	36	28
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (m)	56	17
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	200	203
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (m)	56	43
Class MV1, 0.4938% 11/25/36 (m)	46	26
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (m)	38	31
Series 2006-A Class 2C, 1.6872% 3/27/42 (m)	43	7
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	48	49
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (m)	7	5
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (m)	20	1
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (m)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (m)	5	4
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (m)	83	72
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (m)	73	51
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (m)	3	2
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (m)	18	9
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (m)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	150	21
Series 2006-4:
Class A1, 0.2938% 3/25/25 (m)	20	20
Class D, 1.3638% 5/25/32 (m)	32	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (m)	$ 65	$ 27
Series 2005-D Class M2, 0.7338% 2/25/36 (m)	13	2
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	310	314
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (m)	2	2
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (d)(f)(m)	53	20
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (m)	3	3
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (m)	5	5
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (m)	24	10
Class M4, 1.7138% 9/25/34 (m)	31	5
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (m)	35	30
Class M3, 0.8238% 1/25/36 (m)	22	14
Class M4, 1.0938% 1/25/36 (m)	67	21
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (m)	79	1
Class M9, 2.1438% 5/25/35 (m)	13	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(m)	94	94
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (m)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (m)	5	5
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (m)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (m)	75	49
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(m)	31	29
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (m)	57	3
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (m)	3	1
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (m)	95	90
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (m)	51	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (m)	$ 1	$ 1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(m)	59	3
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	26	27
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(m)	317	314
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	400	402
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(m)	60	60
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(m)	81	27
TOTAL ASSET-BACKED SECURITIES (Cost $8,172)		8,774
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(m)	64	38
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (m)	4	1
Class C, 5.6987% 4/10/49 (m)	11	2
Class D, 5.6987% 4/10/49 (m)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (m)	25	22
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (m)	42	37
Series 2004-A Class 2A2, 3.5151% 2/25/34 (m)	38	34
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (m)	3	2
Class 2A2, 3.0586% 3/25/34 (m)	15	13
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (m)	104	81
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (m)	67	64
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (m)	14	14
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (m)	$ 75	$ 80
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (m)	65	60
Class A4, 2.489% 8/25/34 (m)	55	52
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	84	17
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(m)	75	73
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (m)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (m)	71	69
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (m)	3	3
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (m)	67	63
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(m)	129	126
Class C2, 0.9947% 10/18/54 (f)(m)	43	42
Class M2, 0.7747% 10/18/54 (f)(m)	74	71
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(m)	110	104
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(m)	140	138
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(m)	271	119
Series 2006-2 Class C1, 0.7363% 12/20/54 (m)	242	108
Series 2006-3 Class C2, 0.7663% 12/20/54 (m)	50	23
Series 2006-4:
Class B1, 0.3563% 12/20/54 (m)	169	126
Class C1, 0.6463% 12/20/54 (m)	103	45
Class M1, 0.4363% 12/20/54 (m)	44	28
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (m)	84	37
Class 1M1, 0.4163% 12/20/54 (m)	54	35
Class 2C1, 0.6963% 12/20/54 (m)	38	17
Class 2M1, 0.5163% 12/20/54 (m)	70	45
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (m)	97	42
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (m)	19	11
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (m)	$ 21	$ 18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (m)	17	11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	5	5
Class A3, 5.447% 6/12/47 (m)	142	152
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (m)	90	77
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (m)	89	86
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (m)	75	68
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (m)	184	173
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (m)	51	32
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (m)	71	48
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(m)	9	8
Class C, 0.466% 6/15/22 (f)(m)	58	49
Class D, 0.476% 6/15/22 (f)(m)	22	18
Class E, 0.486% 6/15/22 (f)(m)	35	27
Class F, 0.516% 6/15/22 (f)(m)	64	45
Class G, 0.586% 6/15/22 (f)(m)	13	9
Class H, 0.606% 6/15/22 (f)(m)	27	17
Class J, 0.646% 6/15/22 (f)(m)	31	16
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (m)	93	88
Series 2005-A2 Class A7, 2.8016% 2/25/35 (m)	68	63
Series 2006-A6 Class A4, 3.5975% 10/25/33 (m)	58	52
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	321	343
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (m)	112	88
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (m)	111	8
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (m)	190	160
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6434% 7/10/35 (f)(m)	$ 44	$ 24
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	8	8
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(m)	12	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (m)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (m)	26	26
Series 2003-20 Class 1A1, 5.5% 7/25/33	25	26
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (m)	148	85
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (m)	46	43
Series 2005-AR3 Class A2, 2.727% 3/25/35 (m)	121	106
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.902% 12/25/34 (m)	40	37
Series 2004-H Class A1, 4.5346% 6/25/34 (m)	79	76
Series 2004-W Class A9, 2.9891% 11/25/34 (m)	120	115
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (m)	97	94
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (m)	145	135
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (m)	85	77
TOTAL PRIVATE SPONSOR		4,405
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	30	32
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,254)		4,437
Commercial Mortgage Securities - 3.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (m)	55	60
Class A3, 6.8628% 2/14/43 (m)	60	65
Class A6, 7.1828% 2/14/43 (m)	88	94
Class PS1, 1.387% 2/14/43 (m)(o)	231	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (m)	$ 88	$ 95
Series 2006-4 Class A1, 5.363% 7/10/46 (m)	8	8
Series 2006-5:
Class A1, 5.185% 9/10/47	30	30
Class A2, 5.317% 9/10/47	289	303
Class A3, 5.39% 9/10/47	105	113
Series 2006-6 Class A3, 5.369% 10/10/45	150	156
Series 2007-2 Class A1, 5.421% 4/10/49	9	10
Series 2007-4 Class A3, 5.811% 2/10/51 (m)	75	81
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	8
Series 2007-3:
Class A3, 5.6578% 6/10/49 (m)	125	134
Class A4, 5.6578% 6/10/49 (m)	156	157
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	171
Series 2004-2:
Class A3, 4.05% 11/10/38	82	83
Class A4, 4.153% 11/10/38	95	98
Series 2004-4 Class A3, 4.128% 7/10/42	5	5
Series 2005-1 Class A3, 4.877% 11/10/42	123	124
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	28	28
Series 2007-1 Class A2, 5.381% 1/15/49	175	181
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	19	18
Class K, 6.15% 5/11/35 (f)	35	32
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	233	249
Series 2005-6 Class A3, 5.1778% 9/10/47 (m)	135	139
Series 2007-1 Class B, 5.543% 1/15/49	45	15
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (f)(m)	32	26
Class D, 0.6359% 3/15/22 (f)(m)	33	26
Class E, 0.6759% 3/15/22 (f)(m)	27	20
Class F, 0.7459% 3/15/22 (f)(m)	28	20
Class G, 0.8059% 3/15/22 (f)(m)	18	12
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(m)	48	40
Class D, 0.4859% 10/15/19 (f)(m)	59	50
Class E, 0.5159% 10/15/19 (f)(m)	55	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.5859% 10/15/19 (f)(m)	$ 128	$ 103
Class G, 0.6059% 10/15/19 (f)(m)	49	34
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(m)	4	2
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(m)	50	40
Class B, 2.1638% 4/25/34 (f)(m)	6	3
Class M1, 0.8238% 4/25/34 (f)(m)	5	3
Class M2, 1.4638% 4/25/34 (f)(m)	4	2
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(m)	37	29
Class M1, 0.8438% 8/25/34 (f)(m)	9	5
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(m)	83	65
Class A2, 0.6838% 1/25/35 (f)(m)	12	8
Class M1, 0.7638% 1/25/35 (f)(m)	14	9
Class M2, 1.2638% 1/25/35 (f)(m)	9	6
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(m)	75	56
Class M1, 0.6938% 8/25/35 (f)(m)	4	3
Class M2, 0.7438% 8/25/35 (f)(m)	7	4
Class M3, 0.7638% 8/25/35 (f)(m)	4	2
Class M4, 0.8738% 8/25/35 (f)(m)	4	2
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(m)	33	24
Class A2, 0.6638% 11/25/35 (f)(m)	27	18
Class M1, 0.7038% 11/25/35 (f)(m)	4	2
Class M2, 0.7538% 11/25/35 (f)(m)	5	2
Class M3, 0.7738% 11/25/35 (f)(m)	4	2
Class M4, 0.8638% 11/25/35 (f)(m)	5	2
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(m)	76	49
Class B1, 1.6638% 1/25/36 (f)(m)	7	2
Class M1, 0.7138% 1/25/36 (f)(m)	25	13
Class M2, 0.7338% 1/25/36 (f)(m)	7	4
Class M3, 0.7638% 1/25/36 (f)(m)	11	5
Class M4, 0.8738% 1/25/36 (f)(m)	6	2
Class M5, 0.9138% 1/25/36 (f)(m)	6	2
Class M6, 0.9638% 1/25/36 (f)(m)	6	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(m)	$ 12	$ 8
Class M1, 0.6438% 4/25/36 (f)(m)	4	2
Class M2, 0.6638% 4/25/36 (f)(m)	4	2
Class M3, 0.6838% 4/25/36 (f)(m)	4	2
Class M4, 0.7838% 4/25/36 (f)(m)	2	1
Class M5, 0.8238% 4/25/36 (f)(m)	2	1
Class M6, 0.9038% 4/25/36 (f)(m)	4	2
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(m)	198	153
Class A2, 0.5438% 7/25/36 (f)(m)	10	7
Class B1, 1.1338% 7/25/36 (f)(m)	4	1
Class B3, 2.9638% 7/25/36 (f)(m)	6	1
Class M1, 0.5738% 7/25/36 (f)(m)	11	5
Class M2, 0.5938% 7/25/36 (f)(m)	8	4
Class M3, 0.6138% 7/25/36 (f)(m)	6	3
Class M4, 0.6838% 7/25/36 (f)(m)	4	2
Class M5, 0.7338% 7/25/36 (f)(m)	5	2
Class M6, 0.8038% 7/25/36 (f)(m)	8	2
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(m)	7	1
Class B2, 1.6138% 10/25/36 (f)(m)	5	1
Class B3, 2.8638% 10/25/36 (f)(m)	8	1
Class M4, 0.6938% 10/25/36 (f)(m)	8	2
Class M5, 0.7438% 10/25/36 (f)(m)	9	3
Class M6, 0.8238% 10/25/36 (f)(m)	18	4
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(m)	33	24
Class A2, 0.5338% 12/25/36 (f)(m)	166	106
Class B1, 0.9638% 12/25/36 (f)(m)	5	1
Class B2, 1.5138% 12/25/36 (f)(m)	5	1
Class B3, 2.7138% 12/25/36 (f)(m)	9	1
Class M1, 0.5538% 12/25/36 (f)(m)	11	5
Class M2, 0.5738% 12/25/36 (f)(m)	7	3
Class M3, 0.6038% 12/25/36 (f)(m)	7	3
Class M4, 0.6638% 12/25/36 (f)(m)	9	3
Class M5, 0.7038% 12/25/36 (f)(m)	7	2
Class M6, 0.7838% 12/25/36 (f)(m)	7	2
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(m)	37	23
Class B1, 0.9338% 3/25/37 (f)(m)	11	2
Class B2, 1.4138% 3/25/37 (f)(m)	8	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.6138% 3/25/37 (f)(m)	$ 23	$ 3
Class M1, 0.5338% 3/25/37 (f)(m)	10	5
Class M2, 0.5538% 3/25/37 (f)(m)	7	3
Class M3, 0.5838% 3/25/37 (f)(m)	7	2
Class M4, 0.6338% 3/25/37 (f)(m)	6	2
Class M5, 0.6838% 3/25/37 (f)(m)	9	3
Class M6, 0.7638% 3/25/37 (f)(m)	12	3
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(m)	33	23
Class A2, 0.5838% 7/25/37 (f)(m)	31	16
Class B1, 1.8638% 7/25/37 (f)(m)	9	1
Class B2, 2.5138% 7/25/37 (f)(m)	8	1
Class B3, 3.6138% 7/25/37 (f)(m)	9	1
Class M1, 0.6338% 7/25/37 (f)(m)	11	4
Class M2, 0.6738% 7/25/37 (f)(m)	6	2
Class M3, 0.7538% 7/25/37 (f)(m)	6	1
Class M4, 0.9138% 7/25/37 (f)(m)	12	2
Class M5, 1.0138% 7/25/37 (f)(m)	11	2
Class M6, 1.2638% 7/25/37 (f)(m)	13	2
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(m)	41	25
Class B1, 1.2138% 7/25/37 (f)(m)	8	2
Class B2, 1.8638% 7/25/37 (f)(m)	21	4
Class B3, 4.2638% 7/25/37 (f)(m)	11	2
Class M1, 0.5738% 7/25/37 (f)(m)	7	3
Class M2, 0.6038% 7/25/37 (f)(m)	8	3
Class M3, 0.6338% 7/25/37 (f)(m)	13	4
Class M4, 0.7638% 7/25/37 (f)(m)	20	6
Class M5, 0.8638% 7/25/37 (f)(m)	10	3
Class M6, 1.0638% 7/25/37 (f)(m)	8	2
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(m)	12	1
Class B2, 3.7138% 9/25/37 (f)(m)	44	4
Class M1, 1.2138% 9/25/37 (f)(m)	12	3
Class M2, 1.3138% 9/25/37 (f)(m)	12	3
Class M4, 1.8638% 9/25/37 (f)(m)	30	5
Class M5, 2.0138% 9/25/37 (f)(m)	30	5
Class M6, 2.2138% 9/25/37 (f)(m)	30	4
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(o)	185	6
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(m)(o)	423	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(m)	$ 36	$ 27
Class H, 0.9259% 3/15/19 (f)(m)	25	14
Class J, 1.1259% 3/15/19 (f)(m)	18	10
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(m)	25	14
Class E, 0.5759% 3/15/22 (f)(m)	128	70
Class F, 0.6259% 3/15/22 (f)(m)	78	40
Class G, 0.6759% 3/15/22 (f)(m)	20	10
Class H, 0.8259% 3/15/22 (f)(m)	25	10
Class J, 0.9759% 3/15/22 (f)(m)	25	8
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	27	27
Series 2004-PWR3 Class A3, 4.487% 2/11/41	75	76
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	50	51
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (m)	44	46
Series 2007-PW17 Class A1, 5.282% 6/11/50	20	20
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	20	20
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(m)(o)	581	3
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	281
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(m)(o)	1,017	18
Series 2006-T22 Class A4, 5.4623% 4/12/38 (m)	9	10
Series 2007-PW15 Class A1, 5.016% 2/11/44	10	10
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(m)	12	4
Class C, 5.7172% 6/11/40 (f)(m)	10	3
Class D, 5.7172% 6/11/40 (f)(m)	10	3
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(m)(o)	7,006	90
Series 2007-T28:
Class A1, 5.422% 9/11/42	11	12
Class X2, 0.1751% 9/11/42 (f)(m)(o)	3,504	27
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(m)	42	25
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	95
Class XCL, 2.1172% 5/15/35 (f)(m)(o)	977	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 3	$ 3
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(m)	74	75
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(m)	27	24
Class G, 0.6019% 8/15/21 (f)(m)	20	16
Class H, 0.6419% 8/15/21 (f)(m)	16	12
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	462
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	127	117
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	658	670
Class A4, 5.6985% 12/10/49 (m)	249	265
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	13	13
Class A2A, 5.237% 12/11/49	67	69
Class A4, 5.322% 12/11/49	310	316
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	77
Class C, 5.476% 12/11/49	141	39
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (m)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	32
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(m)	168	143
Class C, 0.5459% 4/15/17 (f)(m)	60	49
Class D, 0.5859% 4/15/17 (f)(m)	43	34
Class E, 0.6459% 4/15/17 (f)(m)	14	10
Class F, 0.6859% 4/15/17 (f)(m)	8	5
Class G, 0.8259% 4/15/17 (f)(m)	8	5
Class H, 0.8959% 4/15/17 (f)(m)	8	4
Class J, 1.1259% 4/15/17 (f)(m)	6	2
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (f)(m)	75	69
Class D, 0.6159% 11/15/17 (f)(m)	4	4
Class E, 0.6659% 11/15/17 (f)(m)	14	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.7259% 11/15/17 (f)(m)	$ 11	$ 9
Class G, 0.7759% 11/15/17 (f)(m)	8	5
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(m)	107	89
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	1	1
Series 2006-C8 Class A3, 5.31% 12/10/46	214	223
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	127	127
Series 2007-C9 Class A4, 5.8157% 12/10/49 (m)	166	180
Series 2006-C8 Class B, 5.44% 12/10/46	130	41
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	96
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	96
Series 2007-C2:
Class A1, 5.269% 1/15/49	2	2
Class A2, 5.448% 1/15/49 (m)	435	446
Class A3, 5.542% 1/15/49 (m)	150	149
Series 2007-C3:
Class A1, 5.664% 6/15/39 (m)	0	0
Class A4, 5.7223% 6/15/39 (m)	45	45
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	456
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	68	68
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(m)	268	107
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	78
Series 2004-C1:
Class A3, 4.321% 1/15/37	18	19
Class A4, 4.75% 1/15/37	35	36
Series 1998-C1 Class D, 7.17% 5/17/40	4	4
Series 1999-C1 Class E, 7.8879% 9/15/41 (m)	7	6
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (m)(o)	200	2
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(m)(o)	602	7
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(m)(o)	4,150	20
Series 2006-C1 Class A3, 5.5486% 2/15/39 (m)	396	429
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(m)	$ 28	$ 19
Class C:
0.4459% 2/15/22 (f)(m)	84	48
0.5459% 2/15/22 (f)(m)	30	14
Class F, 0.5959% 2/15/22 (f)(m)	60	25
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	4	4
Class A2, 5.268% 2/15/40	1,760	1,818
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (m)(o)	1,404	16
Class B, 5.487% 2/15/40 (f)(m)	115	14
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	27
Class G, 6.936% 3/15/33 (f)	49	49
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	444
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(m)(o)	721	3
Series 2005-C1 Class B, 4.846% 6/10/48 (m)	21	15
Series 2007-C1 Class XP, 0.2009% 12/10/49 (m)(o)	854	5
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.6565% 5/10/43 (m)(o)	298	3
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(m)	28	21
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	21	21
Series 2007-GG11:
Class A1, 5.358% 12/10/49	42	44
Class A2, 5.597% 12/10/49	150	158
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	228
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(m)(o)	1,389	12
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (m)	198	215
Class A4, 5.8883% 7/10/38 (m)	350	381
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(o)	1,782	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(m)	$ 4	$ 4
Class D, 0.5753% 6/6/20 (f)(m)	18	16
Class E, 0.6653% 6/6/20 (f)(m)	21	18
Class F, 0.7353% 6/6/20 (f)(m)	38	30
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(m)	44	39
Class D, 0.6653% 3/6/20 (f)(m)	117	103
Class F, 0.7753% 3/6/20 (f)(m)	4	3
Class G, 0.8153% 3/6/20 (f)(m)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	24
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(m)(o)	1,418	17
Series 2006-GG6 Class A2, 5.506% 4/10/38	395	401
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	116
Series 2007-GG10:
Class A1, 5.69% 8/10/45	13	13
Class A2, 5.778% 8/10/45	36	37
Class A4, 5.8077% 8/10/45 (m)	376	389
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (f)(m)	55	39
Class C, 0.4859% 11/15/18 (f)(m)	39	26
Class D, 0.5059% 11/15/18 (f)(m)	12	7
Class E, 0.5559% 11/15/18 (f)(m)	17	9
Class F, 0.6059% 11/15/18 (f)(m)	25	13
Class G, 0.6359% 11/15/18 (f)(m)	22	11
Class H, 0.7759% 11/15/18 (f)(m)	17	7
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (m)	223	238
Series 2006-CB15 Class A3, 5.819% 6/12/43 (m)	113	120
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	51
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	36	38
Class A3, 5.336% 5/15/47	31	32
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (m)	263	276
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (m)	$ 211	$ 221
Series 2007-LDP10 Class A1, 5.122% 1/15/49	2	2
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	211
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (m)	68	31
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(m)	38	4
Series 2005-LDP3 Class A3, 4.959% 8/15/42	470	487
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (m)	6	2
Class C, 5.7461% 2/12/49 (m)	17	5
Class D, 5.7461% 2/12/49 (m)	18	5
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	14	4
Class CS, 5.466% 1/15/49 (m)	6	2
Class ES, 5.541% 1/15/49 (f)(m)	39	3
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	31	31
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (m)	58	60
Series 1998-C1 Class D, 6.98% 2/18/30	28	28
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	13	13
Series 2001-C3 Class A1, 6.058% 6/15/20	0*	0*
Series 2006-C1 Class A2, 5.084% 2/15/31	33	33
Series 2006-C3 Class A1, 5.478% 3/15/32	2	2
Series 2006-C6:
Class A1, 5.23% 9/15/39	8	8
Class A2, 5.262% 9/15/39 (m)	131	134
Series 2006-C7:
Class A1, 5.279% 11/15/38	42	43
Class A2, 5.3% 11/15/38	83	86
Class A3, 5.347% 11/15/38	56	59
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	5	5
Class A4, 5.424% 2/15/40	210	220
Series 2007-C2 Class A3, 5.43% 2/15/40	146	150
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	150
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33	$ 83	$ 84
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)	5	5
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (m)(o)	232	3
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (m)(o)	426	7
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)	165	37
Class D, 5.563% 2/15/40 (m)	30	5
Class E, 5.582% 2/15/40 (m)	15	2
Class XCP, 0.3203% 2/15/40 (m)(o)	171	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	94	97
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	257
Class XCP, 0.2905% 9/15/45 (m)(o)	5,887	64
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	21	21
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(m)	24	19
Class E, 0.5659% 9/15/21 (f)(m)	86	66
Class F, 0.6159% 9/15/21 (f)(m)	52	39
Class G, 0.6359% 9/15/21 (f)(m)	102	71
Class H, 0.6759% 9/15/21 (f)(m)	26	11
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	141
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	10	10
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (m)	123	127
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(m)	65	24
Series 2006-C1 Class A2, 5.6099% 5/12/39 (m)	106	112
Series 2007-C1 Class A4, 5.826% 6/12/50 (m)	284	304
Series 2008-C1 Class A4, 5.69% 2/12/51	160	170
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (m)	35	34
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (m)	80	84
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	64	69
Series 2007-5:
Class A1, 4.275% 8/12/48	2	2
Class A3, 5.364% 8/12/48	499	511
Class A4, 5.378% 8/12/48	3	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class B, 5.479% 2/12/17	$ 225	$ 40
Series 2007-6:
Class A1, 5.175% 3/12/51	4	4
Class A4, 5.485% 3/12/51 (m)	550	548
Series 2007-7 Class A4, 5.7485% 6/12/50 (m)	263	264
Series 2007-8 Class A1, 4.622% 8/12/49	9	9
Series 2006-4 Class XP, 0.6254% 12/12/49 (m)(o)	1,248	23
Series 2007-6 Class B, 5.635% 3/12/51 (m)	75	22
Series 2007-7 Class B, 5.75% 6/12/50	7	1
Series 2007-8 Class A3, 5.9564% 8/12/49 (m)	65	70
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(m)	37	5
Class F, 0.592% 7/15/19 (f)(m)	72	66
Class G, 0.632% 7/15/19 (f)(m)	41	30
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(m)	114	63
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(m)	89	6
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(m)	43	18
Class D, 0.462% 10/15/20 (f)(m)	30	7
Class E, 0.522% 10/15/20 (f)(m)	38	5
Class F, 0.572% 10/15/20 (f)(m)	23	2
Class G, 0.612% 10/15/20 (f)(m)	28	2
Class H, 0.702% 10/15/20 (f)(m)	18	0
Class J, 0.852% 10/15/20 (f)(m)	20	1
Class MHRO, 0.962% 10/15/20 (f)(m)	18	4
Class MJPM, 1.272% 10/15/20 (f)(m)	6	4
Class MSTR, 0.972% 10/15/20 (f)(m)	11	2
Class NHRO, 1.162% 10/15/20 (f)(m)	27	4
Class NSTR, 1.122% 10/15/20 (f)(m)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(m)(o)	231	2
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	115
Series 2006-HQ10 Class A1, 5.131% 11/12/41	12	12
Series 2006-T23 Class A1, 5.682% 8/12/41	22	22
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	8	8
Class A31, 5.439% 2/12/44 (m)	38	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A1, 5.05% 3/15/44	$ 9	$ 9
Series 2007-IQ14 Class A1, 5.38% 4/15/49	21	21
Series 2007-T25 Class A2, 5.507% 11/12/49	74	81
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(m)(o)	485	4
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(m)(o)	835	12
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (m)	116	119
Series 2006-HQ9 Class B, 5.832% 7/12/44 (m)	111	82
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (m)	124	132
Class A4, 5.7685% 10/15/42 (m)	23	26
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	19
Series 2006-T23 Class A3, 5.8072% 8/12/41 (m)	38	41
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	136	49
Series 2007-HQ12 Class A2, 5.6333% 4/12/49 (m)	534	546
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	113	115
Class B, 5.7249% 4/15/49 (m)	18	4
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(m)	121	3
Class D, 0.972% 7/17/17 (f)(m)	57	1
Class E, 1.072% 7/17/17 (f)(m)	47	1
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	1	1
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	493	493
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	23	23
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	8	9
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	64	65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(m)	58	57
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(m)	78	46
Class F, 0.6119% 8/11/18 (f)(m)	85	35
Class G, 0.6319% 8/11/18 (f)(m)	80	33
Class J, 0.8719% 8/11/18 (f)(m)	18	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(m)	$ 5	$ 3
Class AP2, 1.0759% 6/15/20 (f)(m)	9	4
Class F, 0.7559% 6/15/20 (f)(m)	168	42
Class LXR1, 0.9759% 6/15/20 (f)(m)	9	5
Class LXR2, 1.0759% 6/15/20 (f)(m)	115	58
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	4	4
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	116	117
Series 2003-C8 Class A3, 4.445% 11/15/35	327	334
Series 2006-C27 Class A2, 5.624% 7/15/45	67	69
Series 2006-C29 Class A3, 5.313% 11/15/48	199	212
Series 2007-C30:
Class A1, 5.031% 12/15/43	5	5
Class A3, 5.246% 12/15/43	64	65
Class A4, 5.305% 12/15/43	377	376
Class A5, 5.342% 12/15/43	80	78
Series 2007-C31:
Class A1, 5.14% 4/15/47	4	4
Class A4, 5.509% 4/15/47	170	168
Series 2007-C32:
Class A2, 5.735% 6/15/49 (m)	230	239
Class A3, 5.74% 6/15/49 (m)	127	126
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(m)	36	34
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(m)	58	54
Class 180B, 5.3979% 10/15/41 (f)(m)	26	23
Series 2005-C19 Class B, 4.892% 5/15/44	75	61
Series 2005-C22:
Class B, 5.3598% 12/15/44 (m)	166	114
Class F, 5.3598% 12/15/44 (f)(m)	125	50
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	350	380
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	75	23
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	225	37
Class D, 5.513% 12/15/43 (m)	120	10
Class XP, 0.4367% 12/15/43 (f)(m)(o)	864	12
Series 2007-C31 Class C, 5.6935% 4/15/47 (m)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	2,070
Series 2007-C32:
Class D, 5.74% 6/15/49 (m)	56	11
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class E, 5.74% 6/15/49 (m)	$ 89	$ 15
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (m)	50	51
Series 2007-C33 Class B, 5.902% 2/15/51 (m)	126	41
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,918)		28,680
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	300	326
7.5% 4/1/34	240	269
7.55% 4/1/39	360	409
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	260	265
TOTAL MUNICIPAL SECURITIES (Cost $1,170)		1,269
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21 (Cost $103)	100	107
Fixed-Income Funds - 9.4%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	52,141	5,692
Fidelity High Income Central Fund 2 (n)	187,384	19,750
Fidelity Mortgage Backed Securities Central Fund (n)	592,956	62,901
TOTAL FIXED-INCOME FUNDS (Cost $83,528)		88,343
Money Market Funds - 6.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	61,881,320	$ 61,881
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	2,803,825	2,804
TOTAL MONEY MARKET FUNDS (Cost $64,685)		64,685
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $929,339)		977,438
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(34,494)
NET ASSETS - 100%		$ 942,944
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 2,201	$ (81)

The face value of futures purchased as a percentage of net assets is 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (l)

	Sept. 2037	$ 229	$ (215)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $46,500) (l)	Sept. 2037	153	(143)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (k)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 462	$ (436)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	106
		$ 8,075	$ (330)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,486,000 or 2.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,840,000 or 0.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $350,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $302,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 261
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 88
Fidelity Corporate Bond 1-10 Year Central Fund	765
Fidelity High Income Central Fund 2	1,566
Fidelity Mortgage Backed Securities Central Fund	3,044
Fidelity Securities Lending Cash Central Fund	30
Total	$ 5,493
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 24,590	$ -	$ 19,973	$ 5,692	0.3%
Fidelity High Income Central Fund 2	19,042	6,616	8,024	19,750	3.7%
Fidelity Mortgage Backed Securities Central Fund	78,650	3,044	22,014	62,901	0.9%
Total	$ 122,282	$ 9,660	$ 50,011	$ 88,343
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,440	$ 56,440	$ -	$ -
Consumer Staples	61,107	61,107	-	-
Energy	58,691	58,071	547	73
Financials	79,873	77,212	2,105	556
Health Care	60,851	59,449	1,402	-
Industrials	56,795	56,795	-	-
Information Technology	100,116	100,116	-	-
Materials	19,244	18,772	472	-
Telecommunication Services	18,393	17,824	569	-
Utilities	21,437	20,784	653	-
Corporate Bonds	74,568	-	74,568	-
U.S. Government and Government Agency Obligations	138,208	-	138,208	-
U.S. Government Agency - Mortgage Securities	35,420	-	35,420	-
Asset-Backed Securities	8,774	-	7,836	938
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Collateralized Mortgage Obligations	$ 4,437	$ -	$ 4,256	$ 181
Commercial Mortgage Securities	28,680	-	26,864	1,816
Municipal Securities	1,269	-	1,269	-
Foreign Government and Government Agency Obligations	107	-	107	-
Fixed-Income Funds	88,343	88,343	-	-
Money Market Funds	64,685	64,685	-	-
Total Investments in Securities:	$ 977,438	$ 679,598	$ 294,276	$ 3,564
Derivative Instruments:
Assets
Swap Agreements	$ 106	$ -	$ 106	$ -
Liabilities
Futures Contracts	$ (81)	$ (81)	$ -	$ -
Swap Agreements	(436)	-	(358)	(78)
Total Liabilities	$ (517)	$ (81)	$ (358)	$ (78)
Total Derivative Instruments:	$ (411)	$ (81)	$ (252)	$ (78)
Other Financial Instruments:
Forward Commitments	$ (18)	$ -	$ (18)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,016
Total Realized Gain (Loss)	268
Total Unrealized Gain (Loss)	1,096
Cost of Purchases	578
Proceeds of Sales	(2,209)
Amortization/Accretion	137
Transfers in to Level 3	1,095
Transfers out of Level 3	(1,417)
Ending Balance	$ 3,564
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 1,145
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 2
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (436)
Equity Risk
Futures Contracts (a)	-	(81)
Interest Rate Risk
Swap Agreements (b)	106	-
Total Value of Derivatives	$ 106	$ (517)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations†	27.8%
AAA,AA,A	7.9%
BBB	4.6%
BB	0.8%
B	1.3%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.1%
Equities	56.7%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

† Includes FDIC Guaranteed Corporate Securities
* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.8%
Canada	1.0%
Others (Individually Less Than 1%)	7.2%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $164,087,000 of which $111,226,000 and $52,861,000 will expire on August 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including securities loaned of $2,706) - See accompanying schedule: Unaffiliated issuers (cost $781,126)	$ 824,410
Fidelity Central Funds (cost $148,213)	153,028
Total Investments (cost $929,339)		$ 977,438
Commitment to sell securities on a delayed delivery basis	(4,777)
Receivable for securities sold on a delayed delivery basis	4,759	(18)
Receivable for investments sold, regular delivery		5,209
Foreign currency held at value (cost $42)		42
Receivable for fund shares sold		1,024
Dividends receivable		1,686
Interest receivable		1,810
Distributions receivable from Fidelity Central Funds		358
Receivable for daily variation on futures contracts		7
Unrealized appreciation on swap agreements		106
Other receivables		59
Total assets		987,721

Liabilities
Payable to custodian bank	$ 238
Payable for investments purchased Regular delivery	5,349
Delayed delivery	32,496
Payable for swap agreements	5
Payable for fund shares redeemed	1,989
Unrealized depreciation on swap agreements	436
Accrued management fee	330
Distribution and service plan fees payable	382
Other affiliated payables	222
Other payables and accrued expenses	526
Collateral on securities loaned, at value	2,804
Total liabilities		44,777

Net Assets		$ 942,944
Net Assets consist of:
Paid in capital		$ 1,067,723
Undistributed net investment income		3,012
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(175,114)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,323
Net Assets		$ 942,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($202,910 ÷ 15,265.8 shares)	$ 13.29

Maximum offering price per share (100/94.25 of $13.29)	$ 14.10
Class T: Net Asset Value and redemption price per share ($619,376 ÷ 46,235.1 shares)	$ 13.40

Maximum offering price per share (100/96.50 of $13.40)	$ 13.89
Class B: Net Asset Value and offering price per share ($24,059 ÷ 1,813.6 shares)A	$ 13.27

Class C: Net Asset Value and offering price per share ($62,335 ÷ 4,710.5 shares)A	$ 13.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,264 ÷ 2,540.7 shares)	$ 13.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 9,864
Interest		11,885
Income from Fidelity Central Funds		5,493
Total income		27,242

Expenses
Management fee	$ 4,054
Transfer agent fees	2,350
Distribution and service plan fees	4,712
Accounting and security lending fees	420
Custodian fees and expenses	235
Independent trustees' compensation	6
Registration fees	84
Audit	129
Legal	9
Miscellaneous	17
Total expenses before reductions	12,016
Expense reductions	(119)	11,897
Net investment income (loss)		15,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,797
Fidelity Central Funds	1,777
Foreign currency transactions	4
Futures contracts	701
Swap agreements	1,677
Total net realized gain (loss)		44,956
Change in net unrealized appreciation (depreciation) on: Investment securities	10,386
Assets and liabilities in foreign currencies	2
Futures contracts	(197)
Swap agreements	(1,319)
Delayed delivery commitments	(14)
Total change in net unrealized appreciation (depreciation)		8,858
Net gain (loss)		53,814
Net increase (decrease) in net assets resulting from operations		$ 69,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,345	$ 17,649
Net realized gain (loss)	44,956	(216,045)
Change in net unrealized appreciation (depreciation)	8,858	44,108
Net increase (decrease) in net assets resulting from operations	69,159	(154,288)
Distributions to shareholders from net investment income	(15,844)	(14,423)
Distributions to shareholders from net realized gain	(1,114)	(4,006)
Total distributions	(16,958)	(18,429)
Share transactions - net increase (decrease)	(57,259)	(81,218)
Total increase (decrease) in net assets	(5,058)	(253,935)

Net Assets
Beginning of period	948,002	1,201,937
End of period (including undistributed net investment income of $3,012 and undistributed net investment income of $3,944, respectively)	$ 942,944	$ 948,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Income from Investment Operations
Net investment income (loss) E	.24	.25	.29	.32	.21	.33
Net realized and unrealized gain (loss)	.70	(1.93)	(1.42)	1.84	.84	.58
Total from investment operations	.94	(1.68)	(1.13)	2.16	1.05	.91
Distributions from net investment income	(.24)	(.21)	(.36)	(.34)	(.22)	(.39)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.26) J	(.26)	(1.69)	(1.19)	(1.21) I	(.39)
Net asset value, end of period	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56
Total Return B, C, D	7.44%	(11.30)%	(7.52)%	13.55%	6.66%	5.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of fee waivers, if any	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of all reductions	.99%	1.06%	.97%	.97%	.98% A	.96%
Net investment income (loss)	1.76%	2.24%	1.82%	1.89%	1.70% A	2.05%
Supplemental Data
Net assets, end of period (in millions)	$ 203	$ 213	$ 270	$ 266	$ 208	$ 169
Portfolio turnover rate G	116%	215% K	103% K	88% K	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 K	2005 L
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Income from Investment Operations
Net investment income (loss) E	.21	.23	.25	.28	.18	.29
Net realized and unrealized gain (loss)	.72	(1.95)	(1.44)	1.85	.86	.58
Total from investment operations	.93	(1.72)	(1.19)	2.13	1.04	.87
Distributions from net investment income	(.21)	(.19)	(.31)	(.29)	(.18)	(.35)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.23) I	(.24)	(1.64)	(1.14)	(1.18)	(.35)
Net asset value, end of period	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64
Total Return B, C, D	7.32%	(11.54)%	(7.77)%	13.32%	6.53%	5.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of fee waivers, if any	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of all reductions	1.21%	1.29%	1.20%	1.20%	1.21% A	1.21%
Net investment income (loss)	1.54%	2.01%	1.59%	1.66%	1.47% A	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 619	$ 621	$ 778	$ 948	$ 949	$ 1,038
Portfolio turnover rate G	116%	215% J	103% J	88% J	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.13	.16	.16	.18	.10	.19
Net realized and unrealized gain (loss)	.71	(1.92)	(1.43)	1.82	.85	.59
Total from investment operations	.84	(1.76)	(1.27)	2.00	.95	.78
Distributions from net investment income	(.13)	(.13)	(.21)	(.18)	(.11)	(.26)
Distributions from net realized gain	(.02)	(.04)	(1.33)	(.85)	(1.00)	-
Total distributions	(.15) J	(.17)	(1.54)	(1.03)	(1.10) I	(.26)
Net asset value, end of period	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50
Total Return B, C, D	6.66%	(11.98)%	(8.31)%	12.59%	6.03%	4.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82%	1.83%	1.79%	1.80%	1.84% A	1.85%
Expenses net of fee waivers, if any	1.82%	1.83%	1.79%	1.80%	1.84% A	1.83%
Expenses net of all reductions	1.81%	1.83%	1.78%	1.80%	1.83% A	1.80%
Net investment income (loss)	.94%	1.46%	1.00%	1.06%	.85% A	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 29	$ 45	$ 64	$ 79	$ 99
Portfolio turnover rate G	116%	215% K	103% K	88% K	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.13	.17	.16	.19	.11	.20
Net realized and unrealized gain (loss)	.71	(1.93)	(1.41)	1.82	.84	.58
Total from investment operations	.84	(1.76)	(1.25)	2.01	.95	.78
Distributions from net investment income	(.15)	(.13)	(.23)	(.20)	(.12)	(.26)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.16) J	(.18)	(1.56)	(1.05)	(1.11) I	(.26)
Net asset value, end of period	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50
Total Return B, C, D	6.69%	(12.02)%	(8.22)%	12.66%	6.04%	4.94%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of fee waivers, if any	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of all reductions	1.75%	1.81%	1.74%	1.74%	1.77% A	1.77%
Net investment income (loss)	1.00%	1.48%	1.05%	1.11%	.91% A	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 61	$ 79	$ 82	$ 73	$ 73
Portfolio turnover rate G	116%	215% K	103% K	88% K	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Income from Investment Operations
Net investment income (loss) D	.28	.28	.33	.38	.25	.37
Net realized and unrealized gain (loss)	.72	(1.95)	(1.44)	1.86	.85	.59
Total from investment operations	1.00	(1.67)	(1.11)	2.24	1.10	.96
Distributions from net investment income	(.28)	(.25)	(.40)	(.39)	(.24)	(.43)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.30) H	(.30)	(1.73)	(1.24)	(1.24)	(.43)
Net asset value, end of period	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74
Total Return B, C	7.81%	(11.07)%	(7.29)%	13.92%	6.89%	6.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of fee waivers, if any	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of all reductions	.72%	.78%	.70%	.67%	.67% A	.71%
Net investment income (loss)	2.03%	2.51%	2.09%	2.18%	2.00% A	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 24	$ 29	$ 32	$ 17	$ 20
Portfolio turnover rate F	116%	215% I	103% I	88% I	59% A	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 73,636
Gross unrealized depreciation	(36,534)
Net unrealized appreciation (depreciation)	$ 37,102

Tax Cost	$ 940,336

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,956
Capital loss carryforward	$ (164,087)
Net unrealized appreciation (depreciation)	$ 36,385

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 16,958	$ 16,005
Long-term Capital Gains	-	2,424
Total	$ 16,958	$ 18,429

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (75)	$ 90
Equity Risk
Futures Contracts	701	(197)
Interest Rate Risk
Swap Agreements	1,752	(1,409)
Totals (a)(b)(c)	$ 2,378	$ (1,516)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $701 for futures contracts and $1,677 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(197) for futures contracts and $(1,319) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $462 representing 0.05% of net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $781,274 and $870,120, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 564	$ 13
Class T	.25%	.25%	3,224	21
Class B	.75%	.25%	278	209
Class C	.75%	.25%	646	57
			$ 4,712	$ 300

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	24
Class B	53
Class C	5
$ 130

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 572.25
Class T	1,455.23
Class B	90.32
Class C	168.26
Institutional Class	65.23
	$ 2,350

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $30.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $119 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 4,084	$ 3,606
Class T	10,195	9,305
Class B	279	315
Class C	700	637
Institutional Class	586	560
Total	$ 15,844	$ 14,423

Annual Report

11. Distributions to Shareholders - continued

Years ended August 31,	2010	2009
From net realized gain
Class A	$ 257	$ 906
Class T	723	2,584
Class B	32	131
Class C	73	254
Institutional Class	29	131
Total	$ 1,114	$ 4,006

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	3,445	4,151	$ 46,214	$ 46,493
Reinvestment of distributions	311	384	4,153	4,306
Shares redeemed	(5,395)	(6,227)	(72,407)	(69,917)
Net increase (decrease)	(1,639)	(1,692)	$ (22,040)	$ (19,118)
Class T
Shares sold	10,287	10,723	$ 139,493	$ 119,671
Reinvestment of distributions	775	1,006	10,439	11,362
Shares redeemed	(13,729)	(15,922)	(185,874)	(179,021)
Net increase (decrease)	(2,667)	(4,193)	$ (35,942)	$ (47,988)
Class B
Shares sold	313	414	$ 4,209	$ 4,634
Reinvestment of distributions	22	37	288	409
Shares redeemed	(806)	(1,250)	(10,844)	(13,847)
Net increase (decrease)	(471)	(799)	$ (6,347)	$ (8,804)
Class C
Shares sold	851	1,109	$ 11,369	$ 12,303
Reinvestment of distributions	51	69	685	770
Shares redeemed	(1,014)	(1,832)	(13,574)	(19,970)
Net increase (decrease)	(112)	(654)	$ (1,520)	$ (6,897)
Institutional Class
Shares sold	963	1,275	$ 13,098	$ 15,673
Reinvestment of distributions	44	58	594	661
Shares redeemed	(373)	(1,395)	(5,102)	(14,745)
Net increase (decrease)	634	(62)	$ 8,590	$ 1,589

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2010, the results of its operations for the year then ended, the changes in the net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.

Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.

Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.

The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-
present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of the North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Balanced Fund: Institutional Class voted to pay on October 18, 2010, to shareholders of record at the opening of business on October 15, 2010, a distribution of $.006 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.069 per share from net investment income.

A total of 10.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,300,454 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 36%, 58% and 56% of the dividends distributed in December 2009, April 2010 and July 2010, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 39%, 70% and 67% of the dividends distributed in December 2009, April 2010 and July 2010, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-UANN-1010
1.786674.107

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$89,000	$-	$6,700	$-

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$66,000	$-	$6,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$720,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$405,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
Deloitte Entities	$1,210,000	$1,340,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2010